UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)

480 PIERCE STREET

BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006

Registrant’s telephone number, including area code: (248) 647-9200

Date of fiscal year end: June 30

Date of reporting period: March 31, 2012

Item 1.Schedule of Investments

POI-Munder Bond Fund

POI-Munder Growth Opportunities Fund

POI-Munder Index 500 Fund

POI-Munder Integrity Mid-Cap Value Fund

POI-Munder Integrity Small/Mid-Cap Value Fund

POI-Munder International Equity Fund

POI-Munder International Fund — Core Equity

POI-Munder International Small-Cap Fund

POI-Munder Large-Cap Value Fund

POI-Munder Micro-Cap Equity Fund

POI-Munder Mid-Cap Core Growth Fund

POI-Munder Veracity Small-Cap Value Fund

Item 2.Controls and Procedures

Item 3.Exhibits

SIGNATURES

EX-99

Item 1.	Schedule of Investments.

Munder Bond Fund

Portfolio of Investments, March 31, 2012 (Unaudited) (a),(p)

Principal Amount		Value(b),(c),(f)

ASSET-BACKED SECURITIES — 14.6%
Auto Loans — 7.4%
	AmeriCredit Automobile Receivables Trust:
$720,000	Series 2009-1, Class C, 14.550% due 01/15/2016 (g)	$833,176
1,100,000	Series 2011-4, Class D, 4.080% due 09/08/2017	1,099,957
	CarMax Auto Owner Trust:
850,000	Series 2009-2, Class B, 4.650% due 08/17/2015 (g)	893,098
1,275,000	Series 2011-1, Class D, 3.620% due 08/15/2017 (g)	1,302,774
891,846	Chesapeake Funding LLC, Series 2009-2A, Class A, 144A, 1.992% due 09/15/2021 (g),(h),(j),(k),(l)	893,795
700,000	Ford Credit Auto Owner Trust, Series 2012-A, Class D, 2.940% due 07/15/2018	697,790
1,000,000	Navistar Financial Dealer Note Master Trust, Series 2009-1, Class B, 144A, 4.492% due 10/26/2015 (g),(h),(j),(k),(l)	1,016,747
1,260,000	Santander Drive Auto Receivables Trust, Series 2011-1, Class D, 4.010% due 02/15/2017 (g)	1,264,230

		8,001,567

Credit Card — 0.9%
1,000,000	Citibank Omni Master Trust, Series 2009-8, Class A8, 144A, 2.342% due 05/16/2016 (g),(h),(j),(k),(l)	1,002,491

Equipment — 2.9%
1,500,000	CNH Wholesale Master Note Trust, Series 2009-1A, Class B, 144A, 8.742% due 07/15/2015 (g),(h),(j),(k),(l)	1,533,213
1,500,000	Great America Leasing Receivables, Series 2009-1, Class C, 144A, 6.480% due 12/15/2016 (g),(j),(k),(l)	1,559,052

		3,092,265

Home Equity Loans — 2.7%
578,446	Citigroup Mortgage Loan Trust Inc, Series 2006-WFH3, Class A3, 0.392% due 10/25/2036 (h)	539,895
5,874	Contimortgage Home Equity Trust, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	5,875

1

	Countrywide Asset-Backed Certificates:
228,887	Series 2003-BC6, Class M5, 3.542% due 04/25/2033 (h)	41,127
600,000	Series 2007-BC2, Class 2A2, 0.422% due 06/25/2037 (h)	567,520
11,421	FHLMC Structured Pass Through Securities, Series T-7, Class A6, 7.030% due 08/25/2028 (e),(h),(i)	11,421
308,532	JP Morgan Mortgage Acquisition Corp, Series 2007-CH5, Class A2, 0.292% due 05/25/2037 (h)	298,576
150,000	Park Place Securities Inc, Series 2005-WCH1, Class M2, 0.762% due 01/25/2036 (h)	139,018
394,513	Quest Trust, Series 2004-X3, Class M1, 144A, 1.042% due 09/25/2034 (g),(h),(j),(k),(l)	387,923
629,421	Residential Asset Mortgage Products Inc, Series 2006-RZ4, Class A2, 0.422% due 10/25/2036 (h)	517,811
430,583	Residential Asset Securities Corp, Series 2003-KS10, Class A14, 4.470% due 03/25/2032 (h)	437,730

		2,946,896

Time Share Receivables — 0.7%
	Marriott Vacation Club Owner Trust:
598,079	Series 2004-2A, Class A, 144A, 4.192% due 10/20/2026 (g),(j),(k),(l)	597,291
121,149	Series 2004-2A, Class B, 144A, 4.341% due 10/20/2026 (j),(k),(l)	120,903

		718,194

Utilities — 0.0%*
35,000	GE Equipment Midticket LLC, Series 2009-1, Class B, 5.670% due 11/16/2020	35,818

Other — 0.0%*
130,416	ELM BV, 144A, 16.474% due 06/20/2013 (e),(h),(i),(j),(k),(m)	0

TOTAL ASSET-BACKED SECURITIES
(Cost $16,286,123)		15,797,231

CORPORATE BONDS AND NOTES — 41.6%
Chemicals — 0.5%
500,000	Ashland Inc, 9.125% due 06/01/2017	554,375

Consumer Staples — 0.4%
385,000	Tyson Foods Inc, 6.850% due 04/01/2016	436,975

Energy — 0.8%
575,000	Valero Energy Corp, 10.500% due 03/15/2039 (g)	856,365

Financials — 20.3%
950,000	ACE INA Holdings Inc, 5.900% due 06/15/2019 (g)	1,136,748

2

1,360,000	Axis Specialty Finance LLC, 5.875% due 06/01/2020 (g)	1,423,240
510,000	Bank of America Corp, 3.875% due 03/22/2017	512,813
1,105,000	Bear Stearns Cos LLC/The, 7.250% due 02/01/2018 (g)	1,332,436
200,000	Berkshire Hathaway Inc, 3.400% due 01/31/2022	201,861
1,535,000	Chubb Corp, 6.375% due 03/29/2067 (g),(h)	1,584,887
	Citigroup Inc:
405,000	3.953% due 06/15/2016	416,200
270,000	5.375% due 08/09/2020	290,004
1,195,000	Corp Andina de Fomento, SNAT, 8.125% due 06/04/2019 (g)	1,481,073
880,000	Fidelity National Financial Inc, 6.600% due 05/15/2017 (g)	931,726
550,000	Ford Motor Credit Co LLC, 5.875% due 08/02/2021	593,224
	General Electric Capital Corp:
1,165,000	5.300% due 02/11/2021 (g)	1,261,733
540,000	MTN, 4.650% due 10/17/2021	574,733
725,000	Goldman Sachs Group Inc/The, 6.150% due 04/01/2018 (g)	782,007
415,000	Huntington Bancshares Inc/OH, 7.000% due 12/15/2020	468,299
670,000	KeyCorp, MTN, 5.100% due 03/24/2021 (g)	738,473
	Lincoln National Corp:
45,000	8.750% due 07/01/2019	56,964
605,000	6.050% due 04/20/2067 (g) (becomes variable April 2017)	564,162
750,000	MetLife Inc, Series A, 6.817% due 08/15/2018 (g)	918,978
1,350,000	National Rural Utilities Cooperative Finance Corp, 10.375% due 11/01/2018 (g)	1,957,943
1,055,000	PNC Funding Corp, 5.625% due 02/01/2017 (g)	1,177,387
485,000	Royal Bank of Canada, MTN, 2.300% due 07/20/2016	497,769
750,000	StanCorp Financial Group Inc, 6.900% due 06/01/2067 (g) (becomes variable June 2017)	690,000
500,000	US Bancorp, MTN, 2.200% due 11/15/2016	509,708
	Wells Fargo & Co:
1,200,000	MTN, 3.500% due 03/08/2022	1,181,363
520,000	MTN, 4.600% due 04/01/2021 (g)	557,658

		21,841,389

3

Industrial Conglomerates — 5.8%

840,000	Agilent Technologies Inc, 5.500% due 09/14/2015	944,061
791,000	Allegheny Technologies Inc, 5.950% due 01/15/2021	857,374
550,000	Ball Corp, 5.750% due 05/15/2021	584,375
515,000	CF Industries Inc, 6.875% due 05/01/2018	594,181
400,000	CRH America Inc, 6.000% due 09/30/2016	435,623
585,000	International Paper Co, 7.950% due 06/15/2018	735,096
410,000	Lorillard Tobacco Co, 8.125% due 06/23/2019	509,055
775,000	News America Inc, 7.850% due 03/01/2039 (g)	944,465
685,000	Vale Overseas Ltd, 4.375% due 01/11/2022	688,046

		6,292,276

Industrials — 3.1%
500,000	Amkor Technology Inc, 7.375% due 05/01/2018	535,625
900,000	Comcast Corp, 6.400% due 05/15/2038 (g)	1,073,198
685,000	Levi Strauss & Co, 8.875% due 04/01/2016 (g)	707,269
515,000	Verisk Analytics Inc, 5.800% due 05/01/2021	549,851
520,000	Westlake Chemical Corp, 6.625% due 01/15/2016	529,100

		3,395,043

Information Technology — 1.1%
	BMC Software Inc:
480,000	4.250% due 02/15/2022	481,206
615,000	7.250% due 06/01/2018 (g)	727,817

		1,209,023

Metals & Mining — 0.8%
850,000	Newmont Mining Corp, 3.500% due 03/15/2022	818,899

Oil & Gas Exploration & Production — 1.3%
750,000	Occidental Petroleum Corp, 3.125% due 02/15/2022	756,653
605,000	QEP Resources Inc, 5.375% due 10/01/2022	599,706

		1,356,359

Real Estate - Diversified — 4.2%
	Health Care REIT Inc:
300,000	4.700% due 09/15/2017	314,793

4

755,000	5.250% due 01/15/2022 (g)	789,737
1,250,000	Kilroy Realty LP, 4.800% due 07/15/2018 (g)	1,298,794
900,000	Liberty Property LP, 5.650% due 08/15/2014 (g)	957,729
870,000	Simon Property Group LP, 10.350% due 04/01/2019 (g)	1,198,406

		4,559,459

Retail — 1.4%
	Wal-Mart Stores Inc:
890,000	5.000% due 10/25/2040 (g)	985,142
400,000	5.625% due 04/01/2040	480,399

		1,465,541

Telephone — 1.9%
	CenturyLink Inc:
515,000	5.150% due 06/15/2017	530,999
650,000	7.600% due 09/15/2039 (g)	614,845
550,000	Frontier Communications Corp, 8.500% due 04/15/2020	578,875
315,000	Telecom Italia Capital SA, 7.175% due 06/18/2019	335,475

		2,060,194

TOTAL CORPORATE BONDS AND NOTES
(Cost $42,754,552)		44,845,898

GOVERNMENT GUARANTEED SECURITIES — 4.1%
Collateralized Mortgage Obligations (CMO) - Non Agency — 2.6%
2,783,548	FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A, 144A, 3.250% due 04/25/2038 (g),(j),(k),(l)	2,825,813
Commercial Mortgage-Backed Securities — 1.5%
1,530,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900% due 10/29/2020 (g)	1,605,368

TOTAL GOVERNMENT GUARANTEED SECURITIES
(Cost $4,285,303)		4,431,181

MORTGAGE-BACKED SECURITIES — 38.8%
Collateralized Mortgage Obligations (CMO) - Agency — 0.2%
	Fannie Mae REMICS:
135,575	Series 1990-5, Class J, 8.200% due 01/25/2020	154,599
13,837	Series 2003-63, Class GU, 4.000% due 07/25/2033	14,100

		168,699

Collateralized Mortgage Obligations (CMO) - Non Agency — 3.6%
	Countrywide Alternative Loan Trust:
782,744	Series 2003-20CB, Class 1A2, 5.500% due 10/25/2033 (g)	812,231

5

504,731	Series 2005-3CB, Class 1A10, 5.250% due 03/25/2035	454,561
547,630	GSR Mortgage Loan Trust, Series 2004-15F, Class 2A1, 6.000% due 12/25/2034	575,850
390,438	MASTR Alternative Loans Trust, Series 2004-10, Class 3A1, 5.000% due 09/25/2019	396,180
539,273	Residential Funding Mortgage Securities I, Series 2006-S1, Class 1A5, 5.250% due 01/25/2036 (i)	481,695
1,264,274	Terwin Mortgage Trust, Series 2007-2ALT, Class A1B, 144A, 0.362% due 04/25/2038 (h),(j),(k),(l)	1,198,422

		3,918,939

Commercial Mortgage-Backed Securities — 10.0%
1,106,000	Asset Securitization Corp, Series 1997-D5, Class A5, 6.699% due 02/14/2043 (g),(h)	1,126,286
750,000	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2, 3.061% due 12/15/2047	778,963
720,000	DBUBS Mortgage Trust, Series 2011-LC3A, Class A2, 3.642% due 08/10/2044	769,664
767,471	First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class D, 6.778% due 11/18/2035 (g)	786,023
990,000	GS Mortgage Securities Corp II, Series 2011-GC5, Class A2, 2.999% due 08/10/2044	1,027,075
703,647	LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5, 4.853% due 09/15/2031 (g)	711,278
	Morgan Stanley Capital I:
683,655	Series 2004-HQ4, Class A-6, 4.830% due 04/14/2040 (g)	698,548
675,000	Series 2011-C3, Class A2, 3.224% due 07/15/2049	713,071
1,140,000	Series 2012-C4, Class AS, 3.773% due 03/15/2045	1,134,924
1,154,894	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class APB1, 5.642% due 05/15/2043 (g),(h)	1,173,923
	WF-RBS Commercial Mortgage Trust I:
555,000	Series 2011-C5, Class A4, 3.667% due 11/15/2044	576,919
1,245,000	Series 2012-C6, Class AS, 3.835% due 04/15/2045 (i)	1,263,675

		10,760,349

Mortgage Pass-Through Securities — 25.0%
	Fannie Mae Pool:
56,182	#070225, 7.500% due 08/01/2018	62,127
707	#081585, 11.500% due 07/01/2012	708

6

4,166,002	#190354, 5.500% due 12/01/2034	4,571,053
1,397,477	#995112, 5.500% due 07/01/2036	1,533,350
	Fannie Mae (TBA):
3,750,000	4.500% due 04/01/2041 (n),(o)	3,988,477
4,900,000	4.000% due 06/01/2040 (n),(o)	5,137,344
4,100,000	5.000% due 11/01/2036 (n),(o)	4,428,641
	Freddie Mac Gold Pool:
8,524	#A00813, 9.000% due 10/01/2020	8,684
54,182	#A01048, 8.500% due 02/01/2020	61,694
59,841	#C30261, 7.500% due 08/01/2029	71,537
45,925	#G00479, 9.000% due 04/01/2025	55,951
	Ginnie Mae I (TBA):
1,300,000	4.000% due 08/01/2040 (n),(o)	1,395,063
2,400,000	4.500% due 07/01/2039 (n),(o)	2,611,125
2,800,000	5.000% due 05/01/2038 (n),(o)	3,092,250

		27,018,004

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $41,381,423)		41,865,991

MUNICIPAL BONDS AND NOTES — 1.9%
1,000,000	City of New York NY, GO, 5.676% due 10/01/2034 (g)	1,089,670
850,000	Commonwealth of Pennsylvania, 5.350% due 05/01/2030 (g)	929,484

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $1,806,086)		2,019,154

U.S. TREASURY OBLIGATIONS — 4.6%
3,200,000	4.375% due 05/15/2040	3,845,501
820,000	5.250% due 11/15/2028	1,071,509

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,048,764)		4,917,010

INVESTMENT COMPANY — 13.1%
(Cost $14,136,545)
14,136,545	State Street Institutional Government Money Fund (d)	14,136,545

TOTAL INVESTMENTS
(Cost $125,698,796)(q)	118.7%	128,013,010
OTHER ASSETS AND LIABILITIES (Net)	(18.7)	(20,153,105)

NET ASSETS	100.0%	$107,859,905

*	Amount represents less than 0.05% of net assets.

7

(a)	At March 31, 2012, a substantial portion of the Fund’s net assets were invested in mortgage-backed securities. As a result, adverse market conditions affecting mortgage-backed securities may have a more significant impact on the Fund than they would on a Fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

Valuation Inputs	Investments in Securities	Investments in Other Financial Instruments- Assets*	Investments in Other Financial Instruments- Liabilities*
Level 1 — Quoted Prices	$14,136,545	$—	$(6,597)
Level 2 — Other Significant Observable Inputs	113,865,044	376,289	—
Level 3 — Significant Unobservable Inputs	11,421	—	—

Total	$128,013,010	$376,289	$(6,597)

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period.

8

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

	Asset Backed Securities- Home Equity Loans	Asset Backed Securities- Other		Total
Balance as of 6/30/2011	$16,410	$118,553		$134,963
Transfers into Level 3	—	—		—
Transfers out of Level 3	—	—		—
Gross purchases	—	—		—
Paydowns	(4,989)	—		(4,989)
Accrued discounts	—	—		—
Accrued premiums	—	—		—
Realized gains	—	—		—
Realized losses	(2,658)	(416,667)		(419,325)
Change in unrealized appreciation/(depreciation)	2,658	298,114		300,772

Balance as of 3/31/2012	$11,421	$—	**	$11,421

Net change in unrealized appreciation/(depreciation) from investments still held at the end of the period	$—	$28,261		$28,261

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

**	Level 3 valuation inputs were used to value certain securities held by the Fund at $0.

(c)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 2 inputs established by ASC Topic 820 (see note (b) above).

(d)	Security value was determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(e)	Security value was determined based on Level 3 inputs established by ASC Topic 820 (see note (b) above).

(f)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities, including derivative securities such as interest rate and credit default swap contracts, if any, are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Fixed income securities with remaining maturities of 60 days or less, if any, also may be valued on an amortized cost basis, which approximates current market value. Futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange, but may be valued at the mean of the bid and asked price where there are no sales. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable

9

maturity, quality, and type. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts, swap contracts and/or securities purchased on a when issued/delayed delivery basis.

(h)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2012.

(i)	Security valued at fair value as of March 31, 2012, in accordance with guidelines approved by the Board of Trustees (see note (f) above). At March 31, 2012, these securities represent $1,756,791, 1.6% of net assets.

(j)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(k)	Security subject to restrictions on resale under federal securities law. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(l)	Security subject to restrictions on resale that has been deemed by the Advisor, Munder Capital Management, to be liquid.

(m)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more that 15% of its net assets in illiquid securities. At March 31, 2012, this security represents $0, 0.0% of net assets.

Security	Acquisition Date	Cost
ELM BV, 144A, 16.474% due 06/20/2013	06/13/2006	$130,416

(n)	Security purchased on a when-issued, to-be-announced (“TBA”) or delayed delivery basis and may be settled after the customary settlement period. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. When the Fund enters into such a transaction, the Fund instructs the custodian to designate as collateral on the Fund’s books assets with a current value at least equal to the amount of its purchase commitment. Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(o)

Security, or a portion thereof, subject to mortgage dollar roll transaction. The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchase with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. Mortgage dollar rolls are treated as financing transactions unless the sale and repurchase are determined to involve securities that are not substantially the same. Therefore, any gain or loss is

10

considered unrealized until the roll reaches ultimate disposition or the sale and repurchase are determined to involve securities that are not substantially the same.

(p)	Subsequent Event: Effective April 11, 2012, Edward D. Goard is the portfolio manager for the Fund.

(q)	At March 31, 2012, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $10,380,742, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $8,066,528 and net appreciation for financial reporting purposes was $2,314,214. At March 31, 2012, aggregate cost for financial reporting purposes was $125,698,796.

ABBREVIATIONS:
FDIC	—	Federal Deposit Insurance Corporation
FHLMC	—	Federal Home Loan Mortgage Corporation
GO	—	General Obligation Bonds
MTN	—	Medium Term Note
NCUA	—	National Credit Union Administration
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SNAT	—	Supra-National
TBA	—	To Be Announced

DERIVATIVES:

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of March 31, 2012 was as follows:

Futures Contracts
	Contracts	Notional Value of Contracts	Market Value of Contracts	Balance Sheet Location	Fair Value
Liability Derivatives
Interest Rate Contracts 5YR U.S. Treasury Note Futures, June 2012	(15)	$(1,831,489)	$(1,838,086)	Net Assets- Unrealized Appreciation	$(6,597)

*	Includes cumulative appreciation/(depreciation) of futures contracts.

Credit Default Swaps
Swap Counterparty/ Referenced Debt Issuer	Balance Sheet Location	Notional Amount	Credit Spread	Termination Date	Payments Made	Market Value	Upfront Premiums Received	Unrealized Appreciation/ (Depreciation)
Asset Derivatives
Bank of America: CDX North America High Yield Index	Unrealized appreciation on credit default swap contracts	$2,910,000	542.80%	12/20/2016	5.000%	$(44,443)	$341,925	$297,482
Bank of America: CDX North America Investment Grade Index	Unrealized appreciation on credit default swap contracts	5,000,000	85.88%	12/20/2016	1.000%	33,468	45,339	78,807

11

Futures Contracts: The Fund is subject to interest rate risk and credit risk in the normal course of pursuing their investment objectives. The Fund may enter into futures contracts for managing certain risks (such as yield curve exposure, interest rate risk or credit risk), for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), to gain exposure to an investment in a manner other than investing in the asset directly, or for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another). A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on fluctuations of the value of the contract.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Credit Default Swap Contracts: The Fund is subject to credit risk in the normal course of pursuing its investment objective. The Fund may buy or sell credit default swap (“CDS”) contracts for the purpose of hedging the risk of default on portfolio securities or generating income. CDS contracts involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Up-front payments made or received by the Fund are capitalized until such time that the contract is closed. The income/(cost) of CDS contracts is accrued daily and is recorded as unrealized appreciation/(depreciation) on credit default swap contracts until payment is received/(made), at which time the unrealized appreciation/(depreciation) is reclassified to realized gain/(loss) on credit default swap contracts. In addition, CDS contracts are marked to market daily with changes in market value recorded as unrealized appreciation/(depreciation) on credit default swap contracts. If a default event occurs with respect to the underlying debt obligation, the Fund will record a realized gain/(loss) on credit default swap contracts equal to the payment received/(made), net of unrealized appreciation/(depreciation) on credit default swap contracts and/or the value of securities exchanged.

As a buyer in a CDS contract, the Fund is exposed to the risk that the counterparties to the contracts will be unable to meet the terms of their contracts. As a seller in a CDS contract, in order to “cover” its commitment under the contract, the Fund will enter into an offsetting position or instruct the custodian to designate as collateral on the Fund’s books cash or liquid assets equal to the aggregate notional value of the underlying debt obligation. The counterparty to the CDS contract may require that the Fund deposit cash or pledge collateral to offset market value depreciation of the contract until such time as the contract is closed.

12

Munder Growth Opportunities Fund

Portfolio of Investments, March 31, 2012 (Unaudited) (a)

Shares		Value(b),(c),(e)

COMMON STOCKS — 97.9%
Consumer Discretionary — 13.8%
Automobiles — 1.2%
500,000	Ford Motor Co	$6,245,000

Hotels, Restaurants & Leisure — 1.3%
64,500	McDonald’s Corp	6,327,450

Household Durables — 1.6%
92,000	Tempur-Pedic International Inc †	7,767,560

Internet & Catalog Retail — 2.3%
13,600	Amazon.com Inc †	2,754,136
12,396	priceline.com Inc †	8,894,130

		11,648,266

Media — 1.6%
165,590	DIRECTV, Class A †	8,170,210

Multiline Retail — 2.6%
68,692	Dollar Tree Inc †	6,490,707
171,490	Macy’s Inc	6,813,298

		13,304,005

Specialty Retail — 3.2%
134,610	PetSmart Inc	7,702,384
347,707	Sally Beauty Holdings Inc †	8,623,134

		16,325,518

Total Consumer Discretionary		69,788,009

Consumer Staples — 9.6%
Beverages — 1.0%
68,200	Coca-Cola Co/The	5,047,482

Food & Staples Retailing — 4.4%
163,270	United Natural Foods Inc †	7,618,178
122,970	Wal-Mart Stores Inc	7,525,764
215,000	Walgreen Co	7,200,350

		22,344,292

Tobacco — 4.2%
52,965	Lorillard Inc	6,857,909
160,515	Philip Morris International Inc	14,223,234

		21,081,143

Total Consumer Staples		48,472,917

1

Energy — 9.0%

Energy Equipment & Services — 1.9%
57,000	Diamond Offshore Drilling Inc	3,804,750
61,730	Helmerich & Payne Inc	3,330,333
36,628	Schlumberger Ltd	2,561,396

		9,696,479

Oil, Gas & Consumable Fuels — 7.1%
70,000	Apache Corp	7,030,800
79,390	Chevron Corp	8,513,784
97,804	ConocoPhillips	7,434,082
104,600	Exxon Mobil Corp	9,071,958
35,000	Pioneer Natural Resources Co	3,905,650

		35,956,274

Total Energy		45,652,753

Financials — 3.9%
Consumer Finance — 0.8%
75,410	Capital One Financial Corp	4,203,353

Diversified Financial Services — 2.6%
15,100	CME Group Inc	4,368,883
188,500	JPMorgan Chase & Co	8,667,230

		13,036,113

Real Estate Investment Trusts (REITs) — 0.5%
35,215	Digital Realty Trust Inc	2,604,854

Total Financials		19,844,320

Health Care — 12.2%
Biotechnology — 2.5%
36,000	Alexion Pharmaceuticals Inc †	3,342,960
120,520	Celgene Corp †	9,342,710

		12,685,670

Health Care Equipment & Supplies — 1.0%
9,345	Intuitive Surgical Inc †	5,062,654

Health Care Providers & Services — 2.8%
99,320	Catalyst Health Solutions Inc †	6,329,663
87,335	McKesson Corp	7,665,393

		13,995,056

Health Care Technology — 0.5%
35,000	athenahealth Inc †	2,594,200

Pharmaceuticals — 5.4%
148,465	Abbott Laboratories	9,099,420
269,945	Endo Pharmaceuticals Holdings Inc †	10,454,970
118,150	Watson Pharmaceuticals Inc †	7,923,139

		27,477,529

Total Health Care		61,815,109

2

Industrials — 11.5%

Aerospace & Defense — 1.3%
81,630	United Technologies Corp	6,770,392

Air Freight & Logistics — 2.1%
129,540	United Parcel Service Inc, Class B	10,456,469

Industrial Conglomerates — 0.8%
204,970	General Electric Co	4,113,748

Machinery — 3.6%
91,605	Caterpillar Inc	9,757,765
42,000	Cummins Inc	5,041,680
47,925	Joy Global Inc	3,522,487

		18,321,932

Professional Services — 2.0%
172,879	51job Inc, ADR †	9,829,900

Road & Rail — 1.7%
131,020	Norfolk Southern Corp	8,625,047

Total Industrials		58,117,488

Information Technology — 32.9%
Communications Equipment — 1.3%
98,705	QUALCOMM Inc	6,713,914

Computers & Peripherals — 9.7%
62,470	Apple Inc †	37,448,891
218,325	EMC Corp/Massachusetts †	6,523,551
100,715	SanDisk Corp †	4,994,457

		48,966,899

Electronic Equipment & Instruments — 1.5%
212,000	Avnet Inc †	7,714,680

Information Technology Services — 4.0%
99,000	Cognizant Technology Solutions Corp, Class A †	7,618,050
48,800	International Business Machines Corp	10,182,120
6,040	Mastercard Inc, Class A	2,540,062

		20,340,232

Internet Software & Services — 7.0%
13,498	Google Inc, Class A †	8,655,457
5,786	Mainstream Data Inc, Class A †,(d),(f),(g),(h)	6,581
360,887	Move Inc †	3,504,213
258,050	Sina Corp/China †	16,773,250
94,665	Sohu.com Inc †	5,222,668
564,314	TheStreet Inc	1,247,134

		35,409,303

Semiconductors & Semiconductor Equipment — 2.6%
154,705	ASML Holding NV, NYR	7,756,909
96,800	KLA-Tencor Corp	5,267,856

		13,024,765

3

Software — 6.8%

87,210	Check Point Software Technologies Ltd †	5,567,486
431,865	Microsoft Corp	13,927,646
169,150	Oracle Corp	4,932,414
172,875	Red Hat Inc †	10,353,484

		34,781,030

Total Information Technology		166,950,823

Materials — 4.5%
Chemicals — 2.7%
40,980	CF Industries Holdings Inc	7,484,997
52,690	Praxair Inc	6,040,382

		13,525,379

Metals & Mining — 1.8%
35,355	Cliffs Natural Resources Inc	2,448,687
175,475	Freeport-McMoRan Copper & Gold Inc	6,675,069

		9,123,756

Total Materials		22,649,135

Utilities — 0.5%
Electric Utilities — 0.5%
33,010	ITC Holdings Corp	2,539,789

TOTAL COMMON STOCKS
(Cost $439,921,336)		495,830,343

PREFERRED STOCK — 1.5%
(Cost $4,552,431)
Consumer Staples — 1.5%
Beverages — 1.5%
185,045	Cia de Bebidas das Americas, ADR	7,646,059

INVESTMENT COMPANY — 0.8%
(Cost $4,275,002)
4,275,002	State Street Institutional Government Money Market Fund	4,275,002

TOTAL INVESTMENTS
(Cost $448,748,769) (i)	100.2%	507,751,404
OTHER ASSETS AND LIABILITIES (Net)	(0.2)	(1,142,329)

NET ASSETS	100.0%	$506,609,075

†	Non-income producing security.

(a)	The Fund is subject to a fundamental policy, which cannot be changed without shareholder approval, to concentrate (i.e., invest at least 25% of its total assets) in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with Internet-related businesses. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

4

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$507,744,823
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	6,581

Total	$507,751,404

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period.

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Common Stock— Information Technology
Balance as of 6/30/2011	$8,922
Transfers into Level 3	—
Transfers out of Level 3	—
Gross purchases	—
Gross sales	—
Accrued discounts	—
Accrued premiums	—
Realized gains	—
Realized losses	—
Change in unrealized appreciation/(depreciation)	(2,341)

Balance as of 3/31/2012	$6,581

Net change in unrealized appreciation/(depreciation) from investments still held at the end of the period	$(2,341)

(c)	Unless otherwise indicated, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(d)	Security value was determined based on Level 3 inputs established by ASC Topic 820 (see note (b) above).

(e)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees.

5

Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(f)	Security valued at fair value as of March 31, 2012, in accordance with guidelines approved by the Board of Trustees (see note (e) above). At March 31, 2012, this security represents $6,581, less than 0.05% of net assets.

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more that 15% of its net assets in illiquid securities. At March 31, 2012, this security represents $6,581, less than 0.05% of net assets.

Security	Acquisition Date	Cost
Mainstream Data Inc	08/29/00	$213,440

(i)	At March 31, 2012, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $85,791,837, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $26,789,202 and net appreciation for financial reporting purposes was $59,002,635. At March 31, 2012, aggregate cost for financial reporting purposes was $448,748,769.

ABBREVIATIONS:

ADR — American Depositary Receipt

NYR — New York Registered Shares

6

At March 31, 2012, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of Net Assets	Value
COMMON STOCKS:
United States	89.0%	$450,680,130
China	6.3	31,825,818
Netherlands	1.5	7,756,909
Israel	1.1	5,567,486

TOTAL COMMON STOCKS	97.9	495,830,343
PREFERRED STOCK:
Brazil	1.5	7,646,059
INVESTMENT COMPANY	0.8	4,275,002

TOTAL INVESTMENTS	100.2	507,751,404
OTHER ASSETS AND LIABILITIES (Net)	(0.2)	(1,142,329)

NET ASSETS	100.0%	$506,609,075

7

Munder Index 500 Fund

Portfolio of Investments, March 31, 2012 (Unaudited)

Shares		Value(a),(b),(c)

COMMON STOCKS — 94.0%
Consumer Discretionary — 10.3%
Auto Components — 0.2%
2,091	BorgWarner Inc †	$176,355
4,790	Goodyear Tire & Rubber Co/The †	53,744
13,045	Johnson Controls Inc	423,701

		653,800

Automobiles — 0.4%
72,836	Ford Motor Co	909,722
4,423	Harley-Davidson Inc	217,081

		1,126,803

Distributors — 0.1%
2,963	Genuine Parts Co	185,928

Diversified Consumer Services — 0.1%
2,155	Apollo Group Inc, Class A †	83,269
1,144	DeVry Inc	38,747
5,742	H&R Block Inc	94,571

		216,587

Hotels, Restaurants & Leisure — 1.9%
8,679	Carnival Corp	278,422
595	Chipotle Mexican Grill Inc †	248,710
2,509	Darden Restaurants Inc	128,361
5,701	International Game Technology	95,720
5,104	Marriott International Inc/DE, Class A	193,186
19,519	McDonald’s Corp	1,914,814
14,438	Starbucks Corp	806,940
3,758	Starwood Hotels & Resorts Worldwide Inc	211,989
2,796	Wyndham Worldwide Corp	130,042
1,507	Wynn Resorts Ltd	188,194
8,823	Yum! Brands Inc	628,021

		4,824,399

Household Durables — 0.2%
5,452	DR Horton Inc	82,707
1,334	Harman International Industries Inc	62,444
2,727	Leggett & Platt Inc	62,748
3,061	Lennar Corp, Class A	83,198
5,675	Newell Rubbermaid Inc	101,072
6,603	PulteGroup Inc †	58,437
1,498	Whirlpool Corp	115,136

		565,742

Internet & Catalog Retail — 0.9%

6,976	Amazon.com Inc †	1,412,710
1,858	Expedia Inc	62,131
1,053	Netflix Inc †	121,137
954	priceline.com Inc †	684,495
1,858	TripAdvisor Inc †	66,275

		2,346,748

Leisure Equipment & Products — 0.1%
2,275	Hasbro Inc	83,538
6,447	Mattel Inc	217,006

		300,544

Media — 3.0%
4,328	Cablevision Systems Corp, Class A	63,535
12,458	CBS Corp, Class B	422,451
51,674	Comcast Corp, Class A	1,550,737
12,959	DIRECTV, Class A †	639,397
4,954	Discovery Communications Inc, Class A †	250,672
4,671	Gannett Co Inc	71,606
8,549	Interpublic Group of Cos Inc/The	97,544
5,309	McGraw-Hill Cos Inc/The	257,327
41,248	News Corp, Class A	812,173
5,227	Omnicom Group Inc	264,748
1,829	Scripps Networks Interactive Inc, Class A	89,054
6,019	Time Warner Cable Inc	490,549
18,581	Time Warner Inc	701,433
10,351	Viacom Inc, Class B	491,258
34,348	Walt Disney Co/The	1,503,755
91	Washington Post Co/The, Class B	33,995

		7,740,234

Multiline Retail — 0.8%
1,247	Big Lots Inc †	53,646
2,280	Dollar Tree Inc †	215,437
2,234	Family Dollar Stores Inc	141,368
2,801	JC Penney Co Inc	99,239
4,856	Kohl’s Corp	242,946
7,992	Macy’s Inc	317,522
3,063	Nordstrom Inc	170,670
733	Sears Holdings Corp †	48,561
12,870	Target Corp	749,935

		2,039,324

Specialty Retail — 2.0%
1,685	Abercrombie & Fitch Co, Class A	83,593
854	AutoNation Inc †	29,301
522	AutoZone Inc †	194,080
4,570	Bed Bath & Beyond Inc †	300,569
5,437	Best Buy Co Inc	128,748
4,342	CarMax Inc †	150,450
2,713	GameStop Corp, Class A	59,252

6,363	Gap Inc/The	166,329

29,542	Home Depot Inc/The	1,486,258
23,846	Lowe’s Cos Inc	748,287
4,682	Ltd Brands Inc	224,736
2,443	O’Reilly Automotive Inc †	223,168
4,401	Ross Stores Inc	255,698
13,315	Staples Inc	215,437
2,432	Tiffany & Co	168,124
14,454	TJX Cos Inc	573,968
2,223	Urban Outfitters Inc †	64,712

		5,072,710

Textiles, Apparel & Luxury Goods — 0.6%
5,514	Coach Inc	426,122
7,061	NIKE Inc, Class B	765,695
1,227	Ralph Lauren Corp	213,903
1,659	VF Corp	242,181

		1,647,901

Total Consumer Discretionary		26,720,720

Consumer Staples — 10.1%
Beverages — 2.3%
3,003	Beam Inc	175,886
1,903	Brown-Forman Corp, Class B	158,691
43,371	Coca-Cola Co/The	3,209,888
5,755	Coca-Cola Enterprises Inc	164,593
3,314	Constellation Brands Inc, Class A †	78,177
4,081	Dr Pepper Snapple Group Inc	164,097
2,999	Molson Coors Brewing Co, Class B	135,705
30,099	PepsiCo Inc/NC	1,997,068

		6,084,105

Food & Staples Retailing — 2.1%
8,334	Costco Wholesale Corp	756,727
24,958	CVS Caremark Corp	1,118,118
11,014	Kroger Co/The	266,869
5,117	Safeway Inc	103,415
4,160	SUPERVALU Inc	23,754
11,230	Sysco Corp	335,328
33,471	Wal-Mart Stores Inc (d)	2,048,425
16,739	Walgreen Co	560,589
3,110	Whole Foods Market Inc	258,752

		5,471,977

Food Products — 1.7%
12,717	Archer-Daniels-Midland Co	402,620
3,420	Campbell Soup Co	115,767
7,891	ConAgra Foods Inc	207,218
3,601	Dean Foods Co †	43,608
12,353	General Mills Inc	487,326
2,914	Hershey Co/The	178,716
6,096	HJ Heinz Co	326,441

2,703	Hormel Foods Corp	79,792

2,167	JM Smucker Co/The	176,307
4,717	Kellogg Co	252,973
33,886	Kraft Foods Inc, Class A	1,288,007
2,549	McCormick & Co Inc/MD	138,742
3,875	Mead Johnson Nutrition Co	319,610
11,246	Sara Lee Corp	242,126
5,585	Tyson Foods Inc, Class A	106,953

		4,366,206

Household Products — 2.0%
2,487	Clorox Co/The	170,981
9,214	Colgate-Palmolive Co	900,945
7,544	Kimberly-Clark Corp	557,426
52,784	Procter & Gamble Co/The	3,547,613

		5,176,965

Personal Products — 0.2%
8,258	Avon Products Inc	159,875
4,309	Estee Lauder Cos Inc/The, Class A	266,899

		426,774

Tobacco — 1.8%
39,150	Altria Group Inc	1,208,561
2,529	Lorillard Inc	327,455
32,997	Philip Morris International Inc	2,923,864
6,436	Reynolds American Inc	266,708

		4,726,588

Total Consumer Staples		26,252,615

Energy — 10.6%
Energy Equipment & Services — 1.7%
8,385	Baker Hughes Inc	351,667
4,668	Cameron International Corp †	246,610
1,362	Diamond Offshore Drilling Inc	90,914
4,536	FMC Technologies Inc †	228,705
17,687	Halliburton Co	587,032
2,057	Helmerich & Payne Inc	110,975
5,637	Nabors Industries Ltd †	98,591
8,129	National Oilwell Varco Inc	646,012
4,805	Noble Corp †	180,043
2,450	Rowan Cos Inc †	80,679
25,551	Schlumberger Ltd	1,786,781

		4,408,009

Oil, Gas & Consumable Fuels — 8.9%
4,309	Alpha Natural Resources Inc †	65,540
9,551	Anadarko Petroleum Corp	748,225
7,365	Apache Corp	739,741
4,021	Cabot Oil & Gas Corp	125,335
12,695	Chesapeake Energy Corp	294,143
37,886	Chevron Corp	4,062,895

24,523	ConocoPhillips	1,863,993

4,351	Consol Energy Inc	148,369
7,563	Denbury Resources Inc †	137,873
7,744	Devon Energy Corp	550,753
14,810	El Paso Corp	437,635
5,156	EOG Resources Inc	572,832
2,864	EQT Corp	138,073
90,323	Exxon Mobil Corp (d)	7,833,714
5,798	Hess Corp	341,792
13,489	Marathon Oil Corp	427,601
6,661	Marathon Petroleum Corp	288,821
3,684	Murphy Oil Corp	207,299
2,538	Newfield Exploration Co †	88,018
3,390	Noble Energy Inc	331,474
15,542	Occidental Petroleum Corp	1,480,065
5,156	Peabody Energy Corp	149,318
2,362	Pioneer Natural Resources Co	263,576
3,401	QEP Resources Inc	103,730
3,066	Range Resources Corp	178,257
6,613	Southwestern Energy Co †	202,358
12,478	Spectra Energy Corp	393,681
2,092	Sunoco Inc	79,810
2,664	Tesoro Corp †	71,502
10,637	Valero Energy Corp	274,115
11,348	Williams Cos Inc/The	349,632
3,917	WPX Energy Inc †	70,545

		23,020,715

Total Energy		27,428,724

Financials — 14.0%
Capital Markets — 1.9%
4,252	Ameriprise Financial Inc	242,917
23,086	Bank of New York Mellon Corp/The	557,065
1,923	BlackRock Inc	394,023
20,551	Charles Schwab Corp/The	295,318
4,866	E*Trade Financial Corp †	53,283
1,758	Federated Investors Inc, Class B	39,397
2,731	Franklin Resources Inc	338,726
9,484	Goldman Sachs Group Inc/The	1,179,525
8,586	Invesco Ltd	228,989
2,383	Legg Mason Inc	66,557
29,196	Morgan Stanley	573,409
4,588	Northern Trust Corp	217,700
9,365	State Street Corp	426,107
4,857	T Rowe Price Group Inc	317,162

		4,930,178

Commercial Banks — 2.7%
13,271	BB&T Corp	416,577
3,787	Comerica Inc (e)	122,547
17,510	Fifth Third Bancorp	246,015

5,168	First Horizon National Corp	53,644
16,939	Huntington Bancshares Inc/OH	109,257

18,263	KeyCorp	155,235
2,391	M&T Bank Corp	207,730
10,110	PNC Financial Services Group Inc	651,994
27,072	Regions Financial Corp	178,404
10,223	SunTrust Banks Inc	247,090
36,620	US Bancorp	1,160,122
101,055	Wells Fargo & Co	3,450,018
3,529	Zions Bancorporation	75,732

		7,074,365

Consumer Finance — 0.9%
19,448	American Express Co	1,125,261
10,571	Capital One Financial Corp	589,228
10,156	Discover Financial Services	338,601
9,685	SLM Corp	152,636

		2,205,726

Diversified Financial Services — 3.2%
205,673	Bank of America Corp (d)	1,968,291
56,124	Citigroup Inc	2,051,332
1,263	CME Group Inc	365,424
1,383	IntercontinentalExchange Inc †	190,052
73,155	JPMorgan Chase & Co	3,363,667
3,883	Leucadia National Corp	101,346
3,719	Moody’s Corp	156,570
2,500	NASDAQ OMX Group Inc/The †	64,750
4,950	NYSE Euronext	148,549

		8,409,981

Insurance — 3.3%
6,461	ACE Ltd	472,945
8,951	Aflac Inc	411,657
9,620	Allstate Corp/The	316,690
10,272	American International Group Inc †	316,686
6,231	Aon Corp	305,693
1,681	Assurant Inc	68,081
33,693	Berkshire Hathaway Inc, Class B †	2,734,187
5,195	Chubb Corp/The	359,026
3,177	Cincinnati Financial Corp	109,638
9,624	Genworth Financial Inc, Class A †	80,072
8,486	Hartford Financial Services Group Inc	178,885
5,583	Lincoln National Corp	147,168
5,855	Loews Corp	233,439
10,413	Marsh & McLennan Cos Inc	341,442
20,319	MetLife Inc	758,915
5,777	Principal Financial Group Inc	170,479
11,718	Progressive Corp/The	271,623
8,985	Prudential Financial Inc	569,559
1,919	Torchmark Corp	95,662

7,532	Travelers Cos Inc/The	445,894

5,566	Unum Group	136,256
6,102	XL Group Plc	132,352

		8,656,349

Real Estate Investment Trusts (REITs) — 1.9%
7,545	American Tower Corp	475,486
2,302	Apartment Investment & Management Co, Class A	60,796
1,810	AvalonBay Communities Inc	255,843
2,841	Boston Properties Inc	298,277
5,753	Equity Residential	360,253
7,847	HCP Inc	309,643
4,029	Health Care REIT Inc	221,434
13,445	Host Hotels & Resorts Inc	220,767
7,799	Kimco Realty Corp	150,209
3,093	Plum Creek Timber Co Inc	128,545
8,724	ProLogis Inc	314,238
2,703	Public Storage	373,473
5,868	Simon Property Group Inc	854,850
5,536	Ventas Inc	316,106
3,512	Vornado Realty Trust	295,710
10,212	Weyerhaeuser Co	223,847

		4,859,477

Real Estate Management & Development — 0.0%#
6,284	CBRE Group Inc, Class A †	125,429

Thrifts & Mortgage Finance — 0.1%
10,341	Hudson City Bancorp Inc	75,593
7,070	People’s United Financial Inc	93,607

		169,200

Total Financials		36,430,705

Health Care — 10.7%
Biotechnology — 1.1%
15,166	Amgen Inc	1,031,136
4,574	Biogen Idec Inc †	576,187
8,409	Celgene Corp †	651,866
14,513	Gilead Sciences Inc †	708,960

		2,968,149

Health Care Equipment & Supplies — 1.7%
10,734	Baxter International Inc	641,678
4,026	Becton Dickinson and Co	312,619
27,813	Boston Scientific Corp †	166,322
4,307	CareFusion Corp †	111,680
9,262	Covidien PLC	506,446
1,610	CR Bard Inc	158,939
2,775	DENTSPLY International Inc	111,361
2,171	Edwards Lifesciences Corp †	157,897
753	Intuitive Surgical Inc †	407,938
19,941	Medtronic Inc	781,488
6,141	St Jude Medical Inc	272,108

6,192	Stryker Corp	343,532

2,206	Varian Medical Systems Inc †	152,126
3,411	Zimmer Holdings Inc	219,259

		4,343,393

Health Care Providers & Services — 2.0%
6,714	Aetna Inc	336,774
4,941	AmerisourceBergen Corp	196,059
6,577	Cardinal Health Inc	283,534
5,434	Cigna Corp	267,625
2,705	Coventry Health Care Inc †	96,217
1,795	DaVita Inc †	161,855
9,262	Express Scripts Inc †	501,815
3,112	Humana Inc	287,798
1,886	Laboratory Corp of America Holdings †	172,644
4,716	McKesson Corp	413,923
7,437	Medco Health Solutions Inc †	522,821
1,724	Patterson Cos Inc	57,582
3,003	Quest Diagnostics Inc/DE	183,633
7,828	Tenet Healthcare Corp †	41,567
20,025	UnitedHealth Group Inc	1,180,274
6,415	WellPoint Inc	473,427

		5,177,548

Health Care Technology — 0.1%
2,773	Cerner Corp †	211,192

Life Sciences Tools & Services — 0.4%
6,610	Agilent Technologies Inc	294,211
3,392	Life Technologies Corp †	165,598
2,152	PerkinElmer Inc	59,524
7,011	Thermo Fisher Scientific Inc	395,280
1,705	Waters Corp †	157,985

		1,072,598

Pharmaceuticals — 5.4%
30,132	Abbott Laboratories	1,846,790
5,807	Allergan Inc/United States	554,162
32,260	Bristol-Myers Squibb Co	1,088,775
19,569	Eli Lilly & Co	788,044
5,086	Forest Laboratories Inc †	176,433
3,157	Hospira Inc †	118,040
52,606	Johnson & Johnson (d)	3,469,892
58,334	Merck & Co Inc	2,240,026
8,119	Mylan Inc/PA †	190,390
1,788	Perrigo Co	184,718
144,466	Pfizer Inc (d)	3,273,600
2,436	Watson Pharmaceuticals Inc †	163,358

		14,094,228

Total Health Care		27,867,108

Industrials — 9.9%

Aerospace & Defense — 2.4%
14,290	Boeing Co/The	1,062,747
6,838	General Dynamics Corp	501,773
2,410	Goodrich Corp	302,310
14,858	Honeywell International Inc	907,081
1,896	L-3 Communications Holdings Inc	134,180
5,108	Lockheed Martin Corp	459,005
4,841	Northrop Grumman Corp	295,688
2,781	Precision Castparts Corp	480,835
6,513	Raytheon Co	343,756
2,881	Rockwell Collins Inc	165,830
5,453	Textron Inc	151,757
17,442	United Technologies Corp	1,446,640

		6,251,602

Air Freight & Logistics — 0.9%
3,125	CH Robinson Worldwide Inc	204,656
4,036	Expeditors International of Washington Inc	187,714
6,039	FedEx Corp	555,347
18,371	United Parcel Service Inc, Class B	1,482,907

		2,430,624

Airlines — 0.0%#
14,821	Southwest Airlines Co	122,125

Building Products — 0.0%#
7,014	Masco Corp	93,777

Commercial Services & Supplies — 0.4%
2,062	Avery Dennison Corp	62,128
2,161	Cintas Corp	84,538
3,278	Iron Mountain Inc	94,406
3,913	Pitney Bowes Inc	68,791
5,993	Republic Services Inc	183,146
3,420	RR Donnelley & Sons Co	42,374
1,620	Stericycle Inc †	135,497
8,763	Waste Management Inc	306,355

		977,235

Construction & Engineering — 0.2%
3,230	Fluor Corp	193,929
2,462	Jacobs Engineering Group Inc †	109,239
4,119	Quanta Services Inc †	86,087

		389,255

Electrical Equipment — 0.5%
3,037	Cooper Industries PLC	194,216
14,074	Emerson Electric Co	734,381
2,701	Rockwell Automation Inc	215,270
1,856	Roper Industries Inc	184,041

		1,327,908

Industrial Conglomerates — 2.5%

13,342	3M Co	1,190,240
10,963	Danaher Corp	613,928
202,777	General Electric Co (d)	4,069,734
8,795	Tyco International Ltd	494,103

		6,368,005

Machinery — 2.0%
12,409	Caterpillar Inc	1,321,807
3,671	Cummins Inc	440,667
7,700	Deere & Co	622,930
3,529	Dover Corp	222,115
6,362	Eaton Corp	317,019
1,044	Flowserve Corp	120,592
9,270	Illinois Tool Works Inc	529,502
5,698	Ingersoll-Rand PLC	235,612
2,000	Joy Global Inc	147,000
6,819	PACCAR Inc	319,334
2,192	Pall Corp	130,709
2,891	Parker Hannifin Corp	244,434
1,140	Snap-on Inc	69,506
3,215	Stanley Black & Decker Inc	247,426
3,618	Xylem Inc/NY	100,400

		5,069,053

Professional Services — 0.1%
914	Dun & Bradstreet Corp/The	77,443
2,296	Equifax Inc	101,621
2,802	Robert Half International Inc	84,901

		263,965

Road & Rail — 0.7%
20,165	CSX Corp	433,951
6,326	Norfolk Southern Corp	416,441
973	Ryder System Inc	51,374
9,196	Union Pacific Corp	988,386

		1,890,152

Trading Companies & Distributors — 0.2%
5,620	Fastenal Co	304,042
1,155	WW Grainger Inc	248,106

		552,148

Total Industrials		25,735,849

Information Technology — 19.3%
Communications Equipment — 2.1%
103,215	Cisco Systems Inc	2,182,997
1,513	F5 Networks Inc †	204,195
2,182	Harris Corp	98,365
4,362	JDS Uniphase Corp †	63,205
10,014	Juniper Networks Inc †	229,120
5,018	Motorola Mobility Holdings Inc †	196,906

5,638	Motorola Solutions Inc	286,580

32,414	QUALCOMM Inc	2,204,800

		5,466,168

Computers & Peripherals — 5.4%
17,867	Apple Inc †	10,710,730
29,263	Dell Inc †	485,766
39,344	EMC Corp/Massachusetts †	1,175,599
37,828	Hewlett-Packard Co	901,441
1,357	Lexmark International Inc, Class A	45,107
6,956	NetApp Inc †	311,420
4,645	SanDisk Corp †	230,346
4,483	Western Digital Corp †	185,551

		14,045,960

Electronic Equipment & Instruments — 0.4%
3,130	Amphenol Corp, Class A	187,080
29,164	Corning Inc	410,629
3,058	FLIR Systems Inc	77,398
3,591	Jabil Circuit Inc	90,206
2,688	Molex Inc	75,587
8,167	TE Connectivity Ltd	300,137

		1,141,037

Information Technology Services — 3.7%
12,402	Accenture PLC, Class A	799,929
9,401	Automatic Data Processing Inc	518,841
5,813	Cognizant Technology Solutions Corp, Class A †	447,310
3,039	Computer Sciences Corp	90,988
4,494	Fidelity National Information Services Inc	148,841
2,681	Fiserv Inc †	186,034
22,204	International Business Machines Corp (d)	4,632,865
2,029	Mastercard Inc, Class A	853,276
6,140	Paychex Inc	190,279
5,414	SAIC Inc †	71,465
3,186	Teradata Corp †	217,126
3,178	Total System Services Inc	73,316
9,533	Visa Inc, Class A	1,124,894
11,787	Western Union Co/The	207,451

		9,562,615

Internet Software & Services — 1.7%
3,416	Akamai Technologies Inc †	125,367
21,873	eBay Inc †	806,895
4,860	Google Inc, Class A †	3,116,426
3,028	VeriSign Inc	116,094
23,260	Yahoo! Inc †	354,017

		4,518,799

Office Electronics — 0.1%
25,523	Xerox Corp	206,226

Semiconductors & Semiconductor Equipment — 2.3%

11,145	Advanced Micro Devices Inc †	89,383
6,108	Altera Corp	243,220
5,672	Analog Devices Inc	229,149
24,856	Applied Materials Inc	309,209
9,399	Broadcom Corp, Class A †	369,381
1,127	First Solar Inc †	28,231
95,742	Intel Corp	2,691,308
3,195	KLA-Tencor Corp	173,872
4,388	Linear Technology Corp	147,876
11,047	LSI Corp †	95,888
3,680	Microchip Technology Inc	136,896
18,801	Micron Technology Inc †	152,288
1,349	Novellus Systems Inc †	67,328
11,702	NVIDIA Corp †	180,094
3,608	Teradyne Inc †	60,939
21,942	Texas Instruments Inc	737,471
4,996	Xilinx Inc	182,004

		5,894,537

Software — 3.6%
9,463	Adobe Systems Inc †	324,676
4,317	Autodesk Inc †	182,695
3,147	BMC Software Inc †	126,383
7,044	CA Inc	194,133
3,550	Citrix Systems Inc †	280,130
6,350	Electronic Arts Inc †	104,648
5,659	Intuit Inc	340,276
143,111	Microsoft Corp (d)	4,615,330
75,125	Oracle Corp	2,190,645
3,671	Red Hat Inc †	219,856
2,589	Salesforce.com Inc †	400,026
13,978	Symantec Corp †	261,389

		9,240,187

Total Information Technology		50,075,529

Materials — 3.3%
Chemicals — 2.2%
4,006	Air Products & Chemicals Inc	367,751
1,317	Airgas Inc	117,173
1,244	CF Industries Holdings Inc	227,217
22,716	Dow Chemical Co/The	786,882
2,619	Eastman Chemical Co	135,376
5,581	Ecolab Inc	344,459
17,865	EI du Pont de Nemours & Co	945,059
1,340	FMC Corp	141,852
1,585	International Flavors & Fragrances Inc	92,881
10,260	Monsanto Co	818,338
5,668	Mosaic Co/The	313,384
2,939	PPG Industries Inc	281,556
5,706	Praxair Inc	654,136

1,639	Sherwin-Williams Co/The	178,110

2,292	Sigma-Aldrich Corp	167,454

		5,571,628

Construction Materials — 0.0%#
2,533	Vulcan Materials Co	108,235

Containers & Packaging — 0.1%
2,991	Ball Corp	128,254
2,018	Bemis Co Inc	65,161
3,219	Owens-Illinois Inc †	75,132
3,781	Sealed Air Corp	73,011

		341,558

Metals & Mining — 0.8%
20,262	Alcoa Inc	203,025
2,044	Allegheny Technologies Inc	84,151
2,721	Cliffs Natural Resources Inc	188,456
18,164	Freeport-McMoRan Copper & Gold Inc	690,959
9,487	Newmont Mining Corp	486,398
6,029	Nucor Corp	258,946
1,577	Titanium Metals Corp	21,384
2,823	United States Steel Corp	82,912

		2,016,231

Paper & Forest Products — 0.2%
8,320	International Paper Co	292,032
3,276	MeadWestvaco Corp	103,489

		395,521

Total Materials		8,433,173

Telecommunication Services — 2.6%
Diversified Telecommunication Services — 2.4%
113,617	AT&T Inc	3,548,259
11,874	CenturyLink Inc	458,930
19,068	Frontier Communications Corp	79,513
54,339	Verizon Communications Inc	2,077,380
11,239	Windstream Corp	131,609

		6,295,691

Wireless Telecommunication Services — 0.2%
4,776	Crown Castle International Corp †	254,752
5,586	MetroPCS Communications Inc †	50,386
57,441	Sprint Nextel Corp †	163,707

		468,845

Total Telecommunication Services		6,764,536

Utilities — 3.2%
Electric Utilities — 1.8%
9,193	American Electric Power Co Inc	354,666
25,599	Duke Energy Corp	537,835
6,202	Edison International	263,647
3,352	Entergy Corp	225,254

16,357	Exelon Corp	641,358

7,962	FirstEnergy Corp	362,988
7,976	NextEra Energy Inc	487,174
3,395	Northeast Utilities	126,022
4,449	Pepco Holdings Inc	84,042
2,093	Pinnacle West Capital Corp	100,255
11,009	PPL Corp	311,114
5,616	Progress Energy Inc	298,266
16,606	Southern Co/The	746,107

		4,538,728

Gas Utilities — 0.1%
2,244	AGL Resources Inc	88,010
1,960	ONEOK Inc	160,053

		248,063

Independent Power Producers & Energy Traders — 0.1%
12,274	AES Corp/The †	160,421
4,508	NRG Energy Inc †	70,641

		231,062

Multi-Utilities — 1.2%
4,649	Ameren Corp	151,464
8,165	CenterPoint Energy Inc	161,014
5,025	CMS Energy Corp	110,550
5,576	Consolidated Edison Inc	325,750
10,925	Dominion Resources Inc/VA	559,469
3,222	DTE Energy Co	177,307
1,527	Integrys Energy Group Inc	80,916
5,407	NiSource Inc	131,660
7,897	PG&E Corp	342,809
9,631	Public Service Enterprise Group Inc	294,805
2,262	SCANA Corp	103,170
4,562	Sempra Energy	273,538
4,230	TECO Energy Inc	74,236
4,402	Wisconsin Energy Corp	154,862
9,232	Xcel Energy Inc	244,371

		3,185,921

Total Utilities		8,203,774

TOTAL COMMON STOCKS
(Cost $97,093,582)		243,912,733

INVESTMENT COMPANY — 4.8%
(Cost $12,507,116)
12,507,116	State Street Institutional Government Money Fund	12,507,116

Principal Amount

U.S. TREASURY OBLIGATIONS — 1.4%
(Cost $3,499,714)
3,500,000	0.059% due 06/14/2012 (d),(f)	3,499,573

TOTAL INVESTMENTS
(Cost $113,100,412) (g)	100.2%	259,919,422
OTHER ASSETS AND LIABILITIES (Net)	(0.2)	(420,331)

NET ASSETS	100.0%	$259,499,091

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$259,919,422	$291,413
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$259,919,422	$291,413

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period.

(b)	As of March 31, 2012, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable publicly-traded securities information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts.

(e)	The Fund’s sub-advisor, World Asset Management, Inc., is an indirect subsidiary of Comerica Incorporated. The term “affiliated company” includes any company with control over an investment advisor or sub-advisor to the Fund. At March 31, 2012, the Fund held the following security of a company that could be deemed to be an affiliated company:

	Value at 6/30/11	Purchased		Sold		Value at 3/31/12
		Cost	Shares	Proceeds	Shares
Comerica Inc	$148,824	$18,091	554	$31,813	1,072	$122,547

(f)	Rate represents annualized yield at date of purchase.

(g)	At March 31, 2012, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $151,654,740, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $4,835,730 and net appreciation for financial reporting purposes was $146,819,010. At March 31, 2012, aggregate cost for financial reporting purposes was $113,100,412.

DERIVATIVES:

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of March 31, 2012 is as follows:

	Contracts	Notional Value of Contracts	Liability Derivatives
			Market Value of Contracts	Gross Unrealized Appreciation
S&P 500® Index, Futures, June 2012	227	$15,635,475	$15,926,888	$291,413	*

*	Includes cumulative appreciation/(depreciation) of futures contracts.

Futures Contracts: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly.

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margins are generally settled on a daily basis. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Munder Integrity Mid-Cap Value Fund

Portfolio of Investments, March 31, 2012 (Unaudited)

Shares		Value(a),(b),(c)

COMMON STOCKS — 96.0%
Consumer Discretionary — 12.4%
Auto Components — 0.7%
880	Dana Holding Corp	$13,640

Hotels, Restaurants & Leisure — 3.8%
342	Darden Restaurants Inc	17,497
1,279	MGM Resorts International †	17,420
313	Penn National Gaming Inc †	13,453
510	Wyndham Worldwide Corp	23,720

		72,090

Household Durables — 1.2%
1,420	DR Horton Inc	21,541

Media — 0.9%
1,109	Gannett Co Inc	17,001

Multiline Retail — 1.7%
341	JC Penney Co Inc	12,082
484	Macy’s Inc	19,229

		31,311

Specialty Retail — 3.4%
200	Advance Auto Parts Inc	17,714
256	Childrens Place Retail Stores Inc/The †	13,228
505	Collective Brands Inc †	9,928
880	Gap Inc/The	23,003

		63,873

Textiles, Apparel & Luxury Goods — 0.7%
230	Warnaco Group Inc/The †	13,432

Total Consumer Discretionary		232,888

Consumer Staples — 5.9%
Beverages — 1.1%
370	Beam Inc	21,671

Food Products — 3.8%
439	Hain Celestial Group Inc/The †	19,233
226	JM Smucker Co/The	18,387
825	Smithfield Foods Inc †	18,175
255	TreeHouse Foods Inc †	15,172

		70,967

Tobacco — 1.0%
141	Lorillard Inc	18,257

Total Consumer Staples		110,895

1

Energy — 6.2%
Energy Equipment & Services — 1.3%
143	CARBO Ceramics Inc	15,079
311	Superior Energy Services Inc †	8,198

		23,277

Oil, Gas & Consumable Fuels — 4.9%
339	Berry Petroleum Co, Class A	15,977
170	Continental Resources Inc/OK †	14,590
256	Energen Corp	12,582
511	Gulfport Energy Corp †	14,880
169	Noble Energy Inc	16,525
569	Spectra Energy Corp	17,952

		92,506

Total Energy		115,783

Financials — 29.1%
Capital Markets — 3.5%
143	Affiliated Managers Group Inc †	15,989
425	Ameriprise Financial Inc	24,280
961	Invesco Ltd	25,630

		65,899

Commercial Banks — 7.6%
627	Comerica Inc	20,290
1,820	Fifth Third Bancorp	25,571
2,005	First Horizon National Corp	20,812
3,299	KeyCorp	28,041
1,860	Regions Financial Corp	12,257
740	SunTrust Banks Inc	17,886
795	Zions Bancorporation	17,061

		141,918

Diversified Financial Services — 0.9%
540	NYSE Euronext	16,205

Insurance — 7.8%
684	American Financial Group Inc/OH	26,389
739	Arch Capital Group Ltd †	27,520
455	Arthur J Gallagher & Co	16,262
910	Hartford Financial Services Group Inc	19,183
738	Lincoln National Corp	19,453
908	Unum Group	22,228
426	WR Berkley Corp	15,387

		146,422

Real Estate Investment Trusts (REITs) — 8.0%
1,364	DDR Corp	19,914
1,733	DiamondRock Hospitality Co	17,832
1,109	General Growth Properties Inc	18,842
569	HCP Inc	22,453
342	Highwoods Properties Inc	11,395
2,470	NorthStar Realty Finance Corp	13,363

2

455	ProLogis Inc	16,389
684	UDR Inc	18,270
371	Washington Real Estate Investment Trust	11,019

		149,477

Real Estate Management & Development — 0.5%
115	Jones Lang LaSalle Inc	9,581

Thrifts & Mortgage Finance — 0.8%
626	BankUnited Inc	15,650

Total Financials		545,152

Health Care — 7.7%
Health Care Equipment & Supplies — 1.8%
227	Cooper Cos Inc/The	18,548
220	Zimmer Holdings Inc	14,142

		32,690

Health Care Providers & Services — 4.2%
397	Cigna Corp	19,552
341	Health Net Inc †	13,545
852	HealthSouth Corp †	17,449
199	Humana Inc	18,404
255	LifePoint Hospitals Inc †	10,057

		79,007

Pharmaceuticals — 1.7%
539	Forest Laboratories Inc †	18,698
191	Watson Pharmaceuticals Inc †	12,808

		31,506

Total Health Care		143,203

Industrials — 10.6%
Aerospace & Defense — 3.4%
510	BE Aerospace Inc †	23,700
597	Hexcel Corp †	14,334
1,081	Spirit Aerosystems Holdings Inc, Class A †	26,441

		64,475

Building Products — 1.1%
597	Owens Corning †	21,510

Machinery — 3.5%
370	Crane Co	17,945
568	ITT Corp	13,030
143	Parker Hannifin Corp	12,091
284	Stanley Black & Decker Inc	21,856

		64,922

Marine — 0.7%
200	Kirby Corp †	13,158

3

Road & Rail — 1.9%
227	Kansas City Southern †	16,273
398	Old Dominion Freight Line Inc †	18,973

		35,246

Total Industrials		199,311

Information Technology — 9.1%
Computers & Peripherals — 0.5%
340	Seagate Technology PLC	9,163

Electronic Equipment & Instruments — 2.8%
1,138	Ingram Micro Inc, Class A †	21,122
482	Plexus Corp †	16,865
1,250	Vishay Intertechnology Inc †	15,200

		53,187

Office Electronics — 0.7%
1,562	Xerox Corp	12,621

Semiconductors & Semiconductor Equipment — 3.3%
410	Avago Technologies Ltd	15,978
1,052	Fairchild Semiconductor International Inc †	15,464
627	International Rectifier Corp †	14,465
880	Teradyne Inc †	14,863

		60,770

Software — 1.8%
1,985	Compuware Corp †	18,242
583	Parametric Technology Corp †	16,289

		34,531

Total Information Technology		170,272

Materials — 4.6%
Chemicals — 2.3%
228	Albemarle Corp	14,574
142	FMC Corp	15,032
967	PolyOne Corp	13,925

		43,531

Metals & Mining — 2.3%
255	Carpenter Technology Corp	13,319
567	RTI International Metals Inc †	13,075
1,051	Steel Dynamics Inc	15,281

		41,675

Total Materials		85,206

Telecommunication Services — 0.9%
Diversified Telecommunication Services — 0.9%
1,420	Windstream Corp	16,628

Utilities — 9.5%
Electric Utilities — 6.6%
709	Edison International	30,139
710	Great Plains Energy Inc	14,392

4

797	Northeast Utilities	29,585
1,591	NV Energy Inc	25,647
853	PPL Corp	24,106

		123,869

Gas Utilities — 1.1%
769	UGI Corp	20,955

Independent Power Producers & Energy Traders — 1.0%
1,167	NRG Energy Inc †	18,287

Multi-Utility — 0.8%
340	Alliant Energy Corp	14,729

Total Utilities		177,840

TOTAL COMMON STOCKS
(Cost $1,793,116)		1,797,178

INVESTMENT COMPANY — 4.4%
(Cost $83,542)
83,542	State Street Institutional Government Money Fund	83,542

TOTAL INVESTMENTS
(Cost $1,876,658)(d)	100.4%	1,880,720
OTHER ASSETS AND LIABILITIES (Net)	(0.4)	(8,257)

NET ASSETS	100.0%	$1,872,463

†	Non-income producing security.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$1,880,720
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$1,880,720

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period.

(b)	As of March 31, 2012, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

5

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	At March 31, 2012, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $26,226, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $22,164 and net appreciation for financial reporting purposes was $4,062. At March 31, 2012, aggregate cost for financial reporting purposes was $1,876,658.

6

Munder Integrity Small/Mid-Cap Value Fund

Portfolio of Investments, March 31, 2012 (Unaudited)

Shares		Value(a),(b),(c)

COMMON STOCKS — 98.6%
Consumer Discretionary — 11.0%
Auto Components — 0.8%
100	Dana Holding Corp	$1,550

Hotels, Restaurants & Leisure — 4.5%
44	CEC Entertainment Inc	1,668
41	Gaylord Entertainment Co †	1,263
33	Penn National Gaming Inc †	1,418
106	Ruby Tuesday Inc †	968
85	Wyndham Worldwide Corp	3,953

		9,270

Household Durables — 2.5%
198	DR Horton Inc	3,004
112	Ryland Group Inc/The	2,159

		5,163

Media — 0.7%
95	Gannett Co Inc	1,457

Specialty Retail — 1.8%
42	Asbury Automotive Group Inc †	1,134
29	Childrens Place Retail Stores Inc/The †	1,498
57	Collective Brands Inc †	1,121

		3,753

Textiles, Apparel & Luxury Goods — 0.7%
25	Warnaco Group Inc/The †	1,460

Total Consumer Discretionary		22,653

Consumer Staples — 2.7%
Food & Staples Retailing — 0.9%
35	Casey’s General Stores Inc	1,941

Food Products — 1.8%
46	Hain Celestial Group Inc/The †	2,015
28	TreeHouse Foods Inc †	1,666

		3,681

Total Consumer Staples		5,622

Energy — 4.9%
Energy Equipment & Services — 2.1%
18	CARBO Ceramics Inc	1,898
70	Key Energy Services Inc †	1,082
51	Superior Energy Services Inc †	1,344

		4,324

1

Oil, Gas & Consumable Fuels — 2.8%
32	Berry Petroleum Co, Class A	1,508
30	Energen Corp	1,475
51	Gulfport Energy Corp †	1,485
138	Kodiak Oil & Gas Corp †	1,374

		5,842

Total Energy		10,166

Financials — 33.1%
Capital Markets — 2.9%
150	Investment Technology Group Inc †	1,794
133	Janus Capital Group Inc	1,185
65	KBW Inc	1,202
54	Waddell & Reed Financial Inc, Class A	1,750

		5,931

Commercial Banks — 13.4%
190	BancorpSouth Inc	2,559
89	First Financial Bancorp	1,540
270	First Horizon National Corp	2,803
160	First Niagara Financial Group Inc	1,574
100	Glacier Bancorp Inc	1,494
320	Huntington Bancshares Inc/OH	2,064
197	KeyCorp	1,675
239	National Penn Bancshares Inc	2,115
200	Susquehanna Bancshares Inc	1,976
935	Synovus Financial Corp	1,917
201	Western Alliance Bancorp †	1,702
78	Wintrust Financial Corp	2,792
157	Zions Bancorporation	3,369

		27,580

Insurance — 5.4%
68	American Financial Group Inc/OH	2,624
88	Arch Capital Group Ltd †	3,277
45	Hanover Insurance Group Inc/The	1,850
18	ProAssurance Corp	1,586
51	WR Berkley Corp	1,842

		11,179

Real Estate Investment Trusts (REITs) — 10.0%
28	BRE Properties Inc	1,415
175	CubeSmart	2,083
135	DDR Corp	1,971
239	DiamondRock Hospitality Co	2,459
12	Federal Realty Investment Trust	1,162
33	Health Care REIT Inc	1,814
33	Highwoods Properties Inc	1,100
178	Lexington Realty Trust	1,600
155	Medical Properties Trust Inc	1,438
320	NorthStar Realty Finance Corp	1,731

2

185	Sunstone Hotel Investors Inc †	1,802
78	UDR Inc	2,083

		20,658

Thrifts & Mortgage Finance — 1.4%
79	BankUnited Inc	1,975
135	Hudson City Bancorp Inc	987

		2,962

Total Financials		68,310

Health Care — 6.3%
Health Care Equipment & Supplies — 1.2%
29	Cooper Cos Inc/The	2,370

Health Care Providers & Services — 4.1%
173	Health Management Associates Inc, Class A †	1,163
39	Health Net Inc †	1,549
102	Healthsouth Corp †	2,089
30	LifePoint Hospitals Inc †	1,183
30	Magellan Health Services Inc †	1,464
14	WellCare Health Plans Inc †	1,006

		8,454

Pharmaceuticals — 1.0%
56	Medicis Pharmaceutical Corp, Class A	2,105

Total Health Care		12,929

Industrials — 16.0%
Aerospace & Defense — 4.7%
69	BE Aerospace Inc †	3,206
42	Curtiss-Wright Corp	1,554
15	Esterline Technologies Corp †	1,072
53	Hexcel Corp †	1,273
104	Spirit Aerosystems Holdings Inc, Class A †	2,544

		9,649

Building Products — 1.3%
75	Owens Corning †	2,702

Commercial Services & Supplies — 1.6%
27	Consolidated Graphics Inc †	1,222
90	Deluxe Corp	2,108

		3,330

Construction & Engineering — 1.8%
84	Dycom Industries Inc †	1,962
61	EMCOR Group Inc	1,691

		3,653

Machinery — 4.6%
73	Actuant Corp, Class A	2,116
66	Crane Co	3,201

3

25	Gardner Denver Inc	1,576
50	Robbins & Myers Inc	2,602

		9,495

Marine — 0.9%
27	Kirby Corp †	1,777

Road & Rail — 1.1%
49	Old Dominion Freight Line Inc †	2,336

Total Industrials		32,942

Information Technology — 11.1%
Communications Equipment — 0.6%
115	Arris Group Inc †	1,300

Electronic Equipment & Instruments — 4.7%
115	Benchmark Electronics Inc †	1,896
137	Ingram Micro Inc, Class A †	2,543
55	Plexus Corp †	1,925
141	TTM Technologies Inc †	1,620
145	Vishay Intertechnology Inc †	1,763

		9,747

Information Technology Services — 0.5%
74	Sapient Corp	921

Semiconductors & Semiconductor Equipment — 4.3%
127	Fairchild Semiconductor International Inc †	1,867
248	Integrated Device Technology Inc †	1,773
81	International Rectifier Corp †	1,869
135	Intersil Corp, Class A	1,512
105	Teradyne Inc †	1,773

		8,794

Software — 1.0%
72	Parametric Technology Corp †	2,012

Total Information Technology		22,774

Materials — 5.1%
Chemicals — 2.8%
43	Innophos Holdings Inc	2,155
119	PolyOne Corp	1,714
30	Rockwood Holdings Inc †	1,564
10	TPC Group Inc †	442

		5,875

Metals & Mining — 2.3%
31	Carpenter Technology Corp	1,619
148	Noranda Aluminum Holding Corp	1,476
70	RTI International Metals Inc †	1,614

		4,709

Total Materials		10,584

4

Utilities — 8.4%
Electric Utilities — 5.8%
53	El Paso Electric Co	1,722
49	IDACORP Inc	2,015
89	Northeast Utilities	3,303
182	NV Energy Inc	2,934
109	PNM Resources Inc	1,995

		11,969

Gas Utilities — 1.1%
87	UGI Corp	2,371

Independent Power Producers & Energy Traders — 0.6%
74	NRG Energy Inc †	1,159

Multi-Utility — 0.9%
61	Vectren Corp	1,773

Total Utilities		17,272

TOTAL COMMON STOCKS
(Cost $189,185)		203,252

INVESTMENT COMPANY — 3.3%
(Cost $6,692)
6,692	State Street Institutional Government Money Fund	6,692

TOTAL INVESTMENTS
(Cost $195,877)(d)	101.9%	209,944
OTHER ASSETS AND LIABILITIES (Net)	(1.9)	(3,896)

NET ASSETS	100.0%	$206,048

†	Non-income producing security.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$209,944
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$209,944

5

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period.

(b)	As of March 31, 2012, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	At March 31, 2012, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $19,891, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $5,824 and net appreciation for financial reporting purposes was $14,067. At March 31, 2012, aggregate cost for financial reporting purposes was $195,877.

6

Munder International Equity Fund

Portfolio of Investments, March 31, 2012 (Unaudited) (a),(b)

Shares		Value (c),(d),(f)

COMMON STOCKS— 93.5%
Australia — 8.2%
52,700	Adelaide Brighton Ltd	$158,309
21,659	AMP Ltd	96,921
8,925	Ansell Ltd	137,473
12,850	Ausdrill Ltd	56,038
45,275	Caltex Australia Ltd	651,415
21,400	Challenger Ltd/AU	84,235
5,550	Coca-Cola Amatil Ltd	71,690
3,700	Commonwealth Bank of Australia	192,015
13,363	Echo Entertainment Group Ltd	60,767
49,775	GrainCorp Ltd	466,613
82,300	Metcash Ltd (e),(g)	366,098
11,150	National Australia Bank Ltd	284,123
9,550	OneSteel Ltd	12,266
24,722	Qantas Airways Ltd †	45,711
16,467	QBE Insurance Group Ltd	241,702
3,275	Sonic Healthcare Ltd	42,473
29,250	Suncorp Group Ltd	254,508
26,513	TABCORP Holdings Ltd	74,701
38,025	Telstra Corp Ltd	129,587
3,200	Westpac Banking Corp, ADR	364,000

		3,790,645

Austria — 0.7%
1,150	Erste Group Bank AG	26,519
575	Strabag SE	17,519
1,350	Vienna Insurance Group AG Wiener Versicherung Gruppe	59,542
6,625	Voestalpine AG	222,794

		326,374

Belgium — 1.0%
4,375	Delhaize Group SA	230,188
17,188	Dexia SA †	6,648
8,200	KBC Groep NV	205,712

		442,548

Cyprus — 0.0% #
17,000	Bank of Cyprus PLC	10,565

Denmark — 0.0% #
950	H Lundbeck A/S	19,036

Finland — 1.2%
19,925	Huhtamaki OYJ	289,656
50	Kesko OYJ, B Shares	1,623
20,975	UPM-Kymmene OYJ, ADR	283,372

		574,651

1

France — 9.2%

5,420	AXA SA	89,852
13,200	AXA SA, ADR	218,724
4,235	BNP Paribas SA	200,935
6,350	BNP Paribas SA, ADR	149,924
2,150	Cap Gemini SA	96,232
5,525	Casino Guichard Perrachon SA	544,546
12,550	CNP Assurances	195,834
7,292	Credit Agricole SA	45,320
10,550	France Telecom SA, ADR	156,668
2,625	GDF Suez	67,814
5,884	GDF Suez, ADR	152,101
9,550	Plastic Omnium SA	276,708
150	PPR	25,807
1,602	Sanofi	124,413
6,848	Sanofi, ADR	265,360
650	SCOR SE	17,563
6,075	Societe Generale SA	177,965
6,360	Total SA, ADR	325,123
17,962	Vinci SA	936,676
10,300	Vivendi SA	189,023

		4,256,588

Germany — 6.2%
694	Allianz SE	82,812
30,725	Allianz SE, ADR	364,706
1,850	BASF SE	161,833
850	Deutsche Bank AG	42,291
4,900	Deutsche Bank AG, GRS	243,971
28,088	Deutsche Telekom AG	338,160
6,750	E.ON AG	161,684
10,400	E.ON AG, ADR	249,600
3,625	Muenchener Rueckversicherungs AG	546,559
2,450	RWE AG	116,995
3,350	Volkswagen AG	540,168

		2,848,779

Greece — 0.6%
12,100	Motor Oil Hellas Corinth Refineries SA	98,440
35,150	Public Power Corp SA	157,047

		255,487

Hong Kong — 1.6%
147,125	Cathay Pacific Airways Ltd	272,062
141,025	Champion REIT	59,748
163,700	Dah Chong Hong Holdings Ltd	172,858
575	Hopson Development Holdings Ltd	337
102,528	NWS Holdings Ltd	156,587

2

77,125	TPV Technology Ltd	18,374

128,725	United Laboratories International Holdings Ltd/The	63,819

		743,785

Israel — 0.8%
1,825	Delek Group Ltd	357,009

Italy — 2.9%
153,675	Enel SpA	555,841
11,211	ENI SpA	263,008
62,575	Intesa Sanpaolo SpA	112,165
10,650	Mediolanum SpA	50,623
94,375	Telecom Italia SpA	92,765
20,325	Telecom Italia SpA, Ordinary Shares, ADR	241,258
1,761	Telecom Italia SpA, Saving Shares, ADR	17,134
2,962	UniCredit SpA	14,838

		1,347,632

Japan — 22.1%
5,425	Aeon Co Ltd	71,311
4,924	Canon Inc, ADR	234,678
250	Daito Trust Construction Co Ltd	22,442
41,125	DIC Corp	82,975
71,925	Fujitsu Ltd	378,873
325	Fuyo General Lease Co Ltd	11,528
125	Hanwa Co Ltd	568
18,500	Hitachi Ltd, ADR	1,196,765
3,175	Honda Motor Co Ltd, ADR	122,015
111,875	ITOCHU Corp	1,220,528
225	Kyowa Hakko Kirin Co Ltd	2,501
161,950	Marubeni Corp	1,168,106
2,225	MEIJI Holdings Co Ltd	97,177
625	Miraca Holdings Inc	24,390
93,850	Mitsubishi Chemical Holdings Corp	501,168
11,950	Mitsubishi Corp, ADR	558,782
7,875	Mitsubishi UFJ Financial Group Inc, ADR	39,217
1,028,750	Mizuho Financial Group Inc	1,677,918
205,600	Nippon Light Metal Co Ltd	327,887
6,275	Nippon Paper Group Inc	130,625
34,125	Nippon Telegraph & Telephone Corp, ADR	771,907
55,150	Nissan Motor Co Ltd	587,014
19,425	NOF Corp	94,579
23,925	NTT DoCoMo Inc, ADR	398,830
11,050	Rengo Co Ltd	76,497
3,925	Seven & I Holdings Co Ltd	116,560
925	Sumitomo Mitsui Financial Group Inc	30,431
37,850	Tokyo Electric Power Co Inc/The †	95,117
13,850	Tosoh Corp	38,486

3

16,525	Toyo Ink SC Holdings Co Ltd	68,081

13,200	Yokohama Rubber Co Ltd/The	95,049

		10,242,005

Netherlands — 5.5%
52,350	ING Groep NV, ADR †	435,552
11,487	Mediq NV	180,625
15,525	Royal Dutch Shell PLC, Class A, ADR	1,088,768
10,660	Royal Dutch Shell PLC, Class B, ADR	752,916
3,050	Unilever NV, NYR	103,792

		2,561,653

New Zealand — 0.2%
12,925	Fletcher Building Ltd	71,329

Norway — 1.0%
12,650	Atea ASA	152,717
5,200	DNB ASA	66,841
15,125	Leroey Seafood Group ASA	249,660
10,825	STX OSV Holdings Ltd	15,199

		484,417

Portugal — 0.3%
73,375	Banco Comercial Portugues SA †	13,603
34,900	EDP - Energias de Portugal SA	101,517

		115,120

Singapore — 0.8%
7,200	Jardine Cycle & Carriage Ltd	276,590
52,750	Neptune Orient Lines Ltd/Singapore	59,378
3,800	Venture Corp Ltd	25,756

		361,724

Spain — 3.6%
24,328	Banco Bilbao Vizcaya Argentaria SA, ADR	194,381
78,869	Banco Santander SA, ADR	604,925
400	Endesa SA	7,970
12,600	Fomento de Construcciones y Contratas SA	281,477
8,900	Gas Natural SDG SA	142,202
49,750	Mapfre SA	160,173
8,100	Repsol YPF SA	203,204
5,650	Telefonica SA, ADR	92,716

		1,687,048

Sweden — 2.3%
10,525	Boliden AB	165,293
3,075	Meda AB, A Shares	29,329
30,900	Peab AB	157,867
29,475	Svenska Cellulosa AB, B Shares	510,571

4

14,375	Swedbank AB, A Shares	223,367

		1,086,427

Switzerland — 7.4%
850	Credit Suisse Group AG †	24,228
5,325	Holcim Ltd †	347,449
6,100	Nestle SA, ADR	384,300
2,461	Novartis AG	136,204
12,907	Novartis AG, ADR	715,177
12,000	Swatch Group AG/The	964,440
1,575	Swiss Life Holding AG †	187,388
25,425	Zurich Financial Services AG, ADR †	685,967

		3,445,153

United Kingdom — 17.9%
22,950	AstraZeneca PLC, ADR	1,021,045
121,282	Aviva PLC	643,079
44,275	Barclays PLC, ADR	670,766
45,001	BP PLC	332,940
16,675	BP PLC, ADR	750,375
7,250	British American Tobacco PLC	365,344
8,500	British American Tobacco PLC, ADR	860,370
28,500	Computacenter PLC	201,033
126,350	DS Smith PLC	361,956
5,925	Firstgroup PLC	22,527
14,843	GlaxoSmithKline PLC	331,549
9,961	GlaxoSmithKline PLC, ADR	447,349
29,300	Greene King PLC	240,419
62,275	Home Retail Group PLC	113,554
1,447	HSBC Holdings PLC, ADR	64,232
2,275	Imperial Tobacco Group PLC, ADR	185,117
24,590	Inchcape PLC	147,966
3,400	Johnson Matthey PLC	128,290
38,108	Micro Focus International PLC	288,311
19,375	Mondi PLC	182,688
141,525	Old Mutual PLC	359,022
3,325	Rexam PLC, ADR	113,549
66,120	Stagecoach Group PLC	270,003
33,125	Tesco PLC	174,845
1,050	Vedanta Resources PLC	20,624

		8,296,953

TOTAL COMMON STOCKS
(Cost $39,210,408)		43,324,928

5

PREFERRED STOCK — 3.1%

Germany — 3.1%
(Cost $460,724)
8,275	Volkswagen AG	1,455,145

INVESTMENT COMPANY — 1.1%
Multi-Country — 1.1%
(Cost $471,303)
14,675	Vanguard MSCI EAFE ETF	499,390

TOTAL INVESTMENTS
(Cost $40,142,435) (h)	97.7%	45,279,463
OTHER ASSETS AND LIABILITIES (Net)	2.3	1,074,118

NET ASSETS	100.0%	$46,353,581

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Country classifications are based on the country in which the issuer’s headquarters is located. In the case of investments in investment companies, including exchange-traded funds, country classification is based on the country exposure represented by the investment company, which may be “multi-country”.

(b)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, significant event fair value factors, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

Valuation Inputs	Investments in Securities*
Level 1 — Quoted Prices	$44,913,365
Level 2 — Other Significant Observable Inputs	366,098
Level 3 — Significant Unobservable Inputs	—

Total	$45,279,463

* Securities that were fair valued due to a significant event with a total value of $45,166,427 on June 30, 2011 were transferred from Level 2 to Level 1 during the period ended March 31, 2012.

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period.

(d)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (c) above).

(e)	Security value was determined based on Level 2 inputs established by ASC Topic 820 (see note (c) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	Security valued at fair value as of March 31,2012, in accordance with guidelines approved by the Board of Trustees (see note (f) above). At March 31,2012, this security represents $366,098, 0.8% of net assets.

7

(h)	At March 31, 2012, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $10,380,295, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $5,243,267 and net appreciation for financial reporting purposes was $5,137,028. At March 31, 2012, aggregate cost for financial reporting purposes was $40,142,435.

ABBREVIATIONS:
ADR	—	American Depositary Receipt
GRS	—	Global Registered Shares
NYR	—	New York Registered Shares
REIT	—	Real Estate Investment Trust

At March 31, 2012, industry diversification of the Fund was as follows:

	% of Net Assets	Value
COMMON STOCKS:
Commercial Banks	11.6%	$5,376,411
Oil, Gas & Consumable Fuels	9.6	4,466,188
Insurance	9.2	4,254,975
Pharmaceuticals	6.8	3,155,782
Trading Companies & Distributors	6.4	2,947,984
Diversified Telecommunication Services	4.4	2,029,218
Food & Staples Retailing	3.3	1,505,171
Construction & Engineering	3.1	1,449,578
Tobacco	3.0	1,410,831
Electric Utilities	2.9	1,328,776
Food Products	2.8	1,301,541
Automobiles	2.7	1,249,198
Electronic Equipment & Instruments	2.6	1,222,521
Paper & Forest Products	2.4	1,107,256
Chemicals	2.3	1,075,412
Textiles, Apparel & Luxury Goods	2.1	964,440
Containers & Packaging	1.8	841,657
Metals & Mining	1.6	748,864
Distributors	1.3	597,415
Construction Materials	1.2	577,088
Diversified Financial Services	1.2	531,316
Industrial Conglomerates	1.1	513,596
Information Technology Services	1.0	449,982
Wireless Telecommunication Services	0.9	398,830
Computers & Peripherals	0.9	397,246
Hotels, Restaurants & Leisure	0.8	375,887
Auto Components	0.8	371,757
Multi-Utilities	0.7	336,910
Airlines	0.7	317,773
Capital Markets	0.7	310,489
Road & Rail	0.6	292,530
Software	0.6	288,311

8

Health Care Providers & Services	0.5		247,488
Office Electronics	0.5		234,678
Gas Utilities	0.3		142,202
Health Care Equipment & Supplies	0.3		137,473
Internet & Catalog Retail	0.2		113,554
Beverages	0.2		71,690
Real Estate Investment Trusts (REITs)	0.1		59,747
Marine	0.1		59,378
Multiline Retail	0.1		25,807
Real Estate Management & Development	0.1		22,779
Machinery	0.0	#	15,199

TOTAL COMMON STOCKS	93.5		43,324,928
PREFERRED STOCK:
Automobiles	3.1		1,455,145

INVESTMENT COMPANY	1.1		499,390

TOTAL INVESTMENTS	97.7		45,279,463
OTHER ASSETS AND LIABILITIES (NET)	2.3		1,074,118

NET ASSETS	100.0%		$46,353,581

#	Amount represents less than 0.05% of net assets.

9

Munder International Fund — Core Equity

Portfolio of Investments, March 31, 2012 (Unaudited) (a),(b)

Shares		Value(c),(d),(e)

COMMON STOCKS — 94.6%
Australia — 5.9%
3,899	Australia & New Zealand Banking Group Ltd	$93,942
3,243	BHP Billiton Ltd	116,264
30,983	Dexus Property Group	27,922
37,653	Goodman Group	26,912
3,181	Iluka Resources Ltd	58,619
2,318	Ramsay Health Care Ltd	46,941
1,416	Rio Tinto Ltd (f)	95,926
8,208	Stockland	24,997
10,207	Telstra Corp Ltd	34,785

		526,308

Belgium — 0.4%
426	Anheuser-Busch InBev NV	31,124

Brazil — 3.6%
2,160	Banco Bradesco SA, ADR	37,800
2,800	Banco do Brasil SA	39,804
1,515	Cia Energetica de Minas Gerais, ADR	36,027
1,000	Cielo SA	33,904
3,284	Gerdau SA	25,654
1,000	Obrascon Huarte Lain Brasil SA	42,176
1,540	Petroleo Brasileiro SA, ADR	39,362
941	Tim Participacoes SA, ADR	30,357
1,635	Vale SA, ADR	38,144

		323,228

Canada — 6.5%
2,253	Alimentation Couche Tard Inc, Class B	73,974
626	Canadian Imperial Bank of Commerce/Canada	47,848
899	Finning International Inc	24,759
679	Intact Financial Corp	40,865
3,838	Major Drilling Group International	63,681
410	National Bank of Canada	32,625
874	Royal Bank of Canada	50,655
2,047	Suncor Energy Inc	66,882
1,000	Teck Resources Ltd, Class B	35,701
1,932	TransForce Inc	32,541
4,000	Trican Well Service Ltd (f)	58,750
3,245	Yamana Gold Inc	50,621

		578,902

China — 2.2%
119,000	Bank of China Ltd, H Shares	47,811
32,623	China Coal Energy Co Ltd, H Shares	36,633
75,000	Industrial & Commercial Bank of China, H Shares (f)	48,387

1

505	Netease.com, ADR †	29,340
88,000	Zijin Mining Group Co Ltd, H Shares	34,790

		196,961

Colombia — 0.3%
8,709	Ecopetrol SA	26,465

Denmark — 0.8%
171	Coloplast A/S, Class B	29,606
215	Topdanmark A/S †	37,339

		66,945

Finland — 1.4%
1,445	Elisa OYJ	34,632
662	Metso OYJ	28,297
553	Nokian Renkaat OYJ	26,949
1,278	Sampo OYJ, A Shares	36,936

		126,814

France — 5.2%
634	Alstom SA	24,741
1,893	ArcelorMittal	36,179
432	Arkema SA	40,256
941	BNP Paribas SA	44,647
476	Cie Generale des Etablissements Michelin	35,443
480	Publicis Groupe SA	26,462
955	Renault SA	50,342
916	Sanofi	71,138
403	Schneider Electric SA	26,331
938	Total SA	47,839
527	Vinci SA	27,482
282	Zodiac Aerospace	29,362

		460,222

Germany — 5.0%
349	BASF SE (f)	30,529
584	Bayer AG	41,078
239	Brenntag AG	29,268
533	Deutsche Bank AG	26,519
1,602	Deutsche Post AG	30,841
2,372	Freenet AG	38,374
470	Fresenius SE & Co KGaA	48,198
990	Hannover Rueckversicherung AG	58,809
771	Lanxess AG	63,733
576	RWE AG	27,506
784	SAP AG	54,749

		449,604

2

Hong Kong — 3.9%
4,000	Cheung Kong Holdings Ltd	51,664
10,000	Cheung Kong Infrastructure Holdings Ltd	60,717
5,000	China Mobile Ltd	55,019
24,000	CNOOC Ltd	49,326
29,000	Dongyue Group	26,589
44,000	Lenovo Group Ltd	39,492
8,400	Sands China Ltd	32,775
17,000	SmarTone Telecommunications Holdings Ltd	34,895

		350,477

India — 0.4%
1,300	Tata Motors Ltd, ADR	35,061

Indonesia — 1.0%
181,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	57,066
8,500	United Tractors Tbk PT	30,676

		87,742

Israel — 0.9%
605	Check Point Software Technologies Ltd †	38,623
1,020	Teva Pharmaceutical Industries Ltd, ADR	45,961

		84,584

Italy — 2.2%
7,159	Enel SpA	25,894
2,876	ENI SpA	67,470
578	Saipem SpA	29,856
9,907	Snam Rete Gas SpA	47,646
24,767	Telecom Italia SpA	29,448

		200,314

Japan — 14.5%
4,000	Aeon Co Ltd	52,579
900	Aisin Seiki Co Ltd	31,598
2,000	Anritsu Corp	26,193
1,900	Bridgestone Corp	46,048
700	Canon Inc	33,068
10,000	Chiba Bank Ltd/The	63,791
700	Daito Trust Construction Co Ltd	62,837
2,000	Daiwa House Industry Co Ltd	26,435
21	Fuji Media Holdings Inc	36,104
1,200	Gree Inc	30,286
9,000	Hitachi Ltd	57,738
800	Honda Motor Co Ltd	30,398
8	Japan Tobacco Inc	45,040
1,200	JSR Corp	24,154
1,200	Komatsu Ltd	34,201
4,000	Mitsubishi Corp	92,787
18,100	Mizuho Financial Group Inc	29,522

3

1,000	Nikon Corp	30,349
1,057	Nippon Telegraph & Telephone Corp	47,953
5,600	Nissan Motor Co Ltd	59,606
450	ORIX Corp	42,950
1,400	Otsuka Holdings Co Ltd	41,440
3,000	Rengo Co Ltd	20,768
1,100	Seven & I Holdings Co Ltd	32,666
300	Shimamura Co Ltd	33,563
900	Softbank Corp	26,607
2,400	Sumitomo Electric Industries Ltd	32,853
2,700	Sumitomo Mitsui Financial Group Inc	88,826
2,200	Tokyo Seimitsu Co Ltd	45,637
1,000	Toyo Suisan Kaisha Ltd	25,964
1,000	West Japan Railway Co	40,172

		1,292,133

Malaysia — 0.9%
28,784	Alliance Financial Group Bhd	36,550
14,573	Sime Darby Bhd	46,333

		82,883

Mexico — 0.7%
24,500	America Movil SAB de CV, Series L	30,487
4,100	Fomento Economico Mexicano SAB de CV	33,713

		64,200

Netherlands — 2.3%
1,177	ASML Holding NV	58,835
1,505	European Aeronautic Defence and Space Co NV	61,632
2,344	Koninklijke Ahold NV	32,481
1,284	SBM Offshore NV	26,244
829	Unilever NV	28,210

		207,402

Norway — 1.2%
4,300	DNB ASA	55,272
943	TGS Nopec Geophysical Co ASA	25,849
550	Yara International ASA	26,231

		107,352

Poland — 0.8%
915	KGHM Polska Miedz SA	42,120
19,768	Tauron Polska Energia SA	32,304

		74,424

Portugal — 0.5%
14,085	EDP – Energias de Portugal SA	40,970

4

Russian Federation — 1.8%

7,785	Gazprom OAO, ADR	96,301
19,679	Sberbank of Russia	63,563

		159,864

Singapore — 2.5%
8,000	DBS Group Holdings Ltd	90,243
86,000	Golden Agri-Resources Ltd	53,705
5,000	Keppel Corp Ltd	43,713
8,000	SembCorp Industries Ltd	33,603

		221,264

South Africa — 2.3%
3,704	Barloworld Ltd	48,276
1,780	Exxaro Resources Ltd	45,975
3,440	Imperial Holdings Ltd	69,508
12,246	Life Healthcare Group Holdings Pte Ltd	39,910

		203,669

South Korea — 3.0%
5,120	BS Financial Group Inc	60,100
1,130	Hyundai Marine & Fire Insurance Co Ltd	32,512
374	Hyundai Motor Co	76,909
85	Samsung Electronics Co Ltd	95,649

		265,170

Spain — 1.1%
13,278	Mapfre SA	42,749
1,082	Red Electrica Corp SA	52,946

		95,695

Sweden — 1.7%
5,800	Skandinaviska Enskilda Banken AB, A Shares	41,204
3,313	Swedbank AB, A Shares	51,479
1,397	Tele2 AB, B Shares	28,507
2,719	Telefonaktiebolaget LM Ericsson, B Shares	28,173

		149,363

Switzerland — 4.3%
541	Aryzta AG †	26,729
974	Cie Financiere Richemont SA	61,071
1,357	Nestle SA	85,386
1,332	Novartis AG (f)	73,720
512	Swiss Life Holding AG †	60,916
285	Zurich Financial Services AG †	76,593

		384,415

Taiwan — 2.0%
5,000	Catcher Technology Co Ltd	35,321
9,000	FLEXium Interconnect Inc	36,440

5

151,540	Taishin Financial Holding Co Ltd	60,586
3,035	Taiwan Semiconductor Manufacturing Co Ltd, ADR	46,375

		178,722

Thailand — 1.3%
25,500	Thai Union Frozen Products PCL	58,481
20,000	Total Access Communication PCL	53,160

		111,641

Turkey — 0.4%
5,413	Turkiye Halk Bankasi AS	38,723

United Kingdom — 13.6%
20,446	Aberdeen Asset Management PLC	84,048
10,369	Aegis Group PLC	30,649
1,379	Associated British Foods PLC	26,910
1,084	AstraZeneca PLC	48,184
10,844	Aviva PLC	57,499
8,353	BAE Systems PLC	40,069
24,510	Barclays PLC	92,227
8,800	BP PLC	65,107
681	British American Tobacco PLC	34,317
25,637	BT Group PLC	92,838
5,460	Centrica PLC	27,632
3,020	Diageo PLC	72,578
7,465	HSBC Holdings PLC	66,245
15,704	Kingfisher PLC	77,039
1,049	Petrofac Ltd	29,195
2,872	Rolls-Royce Holdings PLC †	37,301
5,179	Royal Dutch Shell PLC, B Shares (f)	182,202
777	Shire PLC	25,105
1,670	Weir Group PLC/The	47,119
12,165	WM Morrison Supermarkets PLC	57,985
1,332	Xstrata PLC	22,754

		1,217,003

TOTAL COMMON STOCKS
(Cost $7,373,681)		8,439,644

PREFERRED STOCKS — 1.1%
Germany — 1.1%
769	Henkel AG & Co KGaA	56,347
264	Volkswagen AG	46,424

TOTAL PREFERRED STOCKS
(Cost $82,029)		102,771

6

INVESTMENT COMPANIES — 3.3%
4,005	iShares S&P India Nifty 50 Index Fund	95,039
202,686	State Street Institutional Government Money Fund	202,686

TOTAL INVESTMENT COMPANIES
(Cost $306,025)		297,725

TOTAL INVESTMENTS
(Cost $7,761,735) (g)	99.0%	8,840,140
OTHER ASSETS AND LIABILITIES (Net)	1.0	85,744

NET ASSETS	100.0%	$8,925,884

†	Non-income producing security.

(a)	Country classifications are based on the country classifications assigned by the Fund’s benchmark.

(b)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, significant event fair value factors, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

Valuation Inputs	Investments in Securities*	Other Financial Instruments**
Level 1 — Quoted Prices	$8,840,140	$(2,219)
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$8,840,140	$(2,219)

*	Securities that were fair valued due to a significant event with a total value of $19,431,312 on June 30, 2011 were transferred from Level 2 to Level 1 during the period ended March 31, 2012.

**	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period.

(d)	As of March 31, 2012, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (c) above).

(e)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges, if any, also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(f)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts.

8

(g)	At March 31, 2012, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,247,608, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $169,203 and net appreciation for financial reporting purposes was $1,078,405. At March 31, 2012, aggregate cost for financial reporting purposes was $7,761,735.

ABBREVIATION:
ADR	—	American Depositary Receipt

DERIVATIVES:

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of March 31, 2012 is as follows:

			Liability Derivatives
	Contracts	Notional Value of Contracts	Market Value of Contracts	Balance Sheet Location	Fair Value
Equity Contracts
MSCI EAFE Emini Index Futures, June 2012	2	$156,379	$154,160	Net Assets- Unrealized Depreciation	$(2,219	)*

*	Includes cumulative appreciation/(depreciation) of futures contracts

Futures Contracts: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margins are generally settled on a daily basis. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

9

INDUSTRY DIVERSIFICATION:

At March 31, 2012, industry diversification of the Fund was as follows:

	% of Net Assets	Value
COMMON STOCKS:
Commercial Banks	14.4%	$1,281,850
Oil, Gas & Consumable Fuels	7.6	677,587
Metals & Mining	7.5	666,428
Insurance	5.0	444,218
Food Products	4.1	362,451
Pharmaceuticals	3.9	346,626
Wireless Telecommunication Services	3.0	268,899
Diversified Telecommunication Services	3.0	268,163
Automobiles	2.8	252,316
Food & Staples Retailing	2.8	249,685
Electric Utilities	2.8	248,858
Semiconductors & Semiconductor Equipment	2.8	246,496
Chemicals	2.4	211,492
Trading Companies & Distributors	2.2	195,090
Aerospace & Defense	1.9	168,364
Energy Equipment & Services	1.9	169,894
Real Estate Management & Development	1.6	140,936
Machinery	1.6	140,293
Auto Components	1.6	140,038
Beverages	1.5	137,415
Health Care Providers & Services	1.5	135,049
Industrial Conglomerates	1.4	123,649
Electronic Equipment & Instruments	1.4	120,371
Specialty Retail	1.2	110,602
Capital Markets	1.2	110,567
Software	1.0	93,372
Media	1.0	93,215
Electrical Equipment	0.9	83,925
Real Estate Investment Trusts (REITs)	0.9	79,831
Tobacco	0.9	79,357
Computers & Peripherals	0.8	74,813
Road & Rail	0.8	72,713
Distributors	0.8	69,508
Textiles, Apparel & Luxury Goods	0.7	61,071
Internet Software & Services	0.7	59,626
Multi-Utilities	0.6	55,138
Gas Utilities	0.5	47,646
Diversified Financial Services	0.5	42,950
Transportation Infrastructure	0.5	42,176
Information Technology Services	0.4	33,904
Office Electronics	0.4	33,068
Hotels, Restaurants & Leisure	0.4	32,775

10

Air Freight & Logistics	0.3	30,841
Leisure Equipment & Products	0.3	30,349
Health Care Equipment & Supplies	0.3	29,606
Communications Equipment	0.3	28,173
Construction & Engineering	0.3	27,482
Containers & Packaging	0.2	20,768

TOTAL COMMON STOCKS	94.6	8,439,644

PREFERRED STOCKS:
Household Products	0.6	56,347
Automobiles	0.5	46,424

TOTAL PREFERRED STOCKS	1.1	102,771
INVESTMENT COMPANIES	3.3	297,725

TOTAL INVESTMENTS	99.0	8,840,140
OTHER ASSETS AND LIABILITIES (NET)	1.0	85,744

NET ASSETS	100.0%	$8,925,884

11

Munder International Small-Cap Fund

Portfolio of Investments, March 31, 2012 (Unaudited) (a),(b)

Shares		Value(c),(d),(g)

COMMON STOCKS — 96.7%
Australia — 8.6%
348,275	Ausdrill Ltd	$1,518,802
1,015,864	Beach Energy Ltd	1,546,855
443,312	Boart Longyear Ltd	1,910,291
104,190	Bradken Ltd	925,998
20,177	Campbell Brothers Ltd	1,405,130
151,358	carsales.com Ltd	870,152
286,691	Challenger Ltd/AU	1,128,482
1,385,528	Commonwealth Property Office Fund	1,413,671
395,746	DuluxGroup Ltd	1,221,602
1,502,608	Envestra Ltd	1,206,269
494,182	FlexiGroup Ltd	1,177,366
86,224	Flight Centre Ltd	1,964,932
148,107	GrainCorp Ltd	1,388,420
247,230	iiNET Ltd	775,962
419,271	Imdex Ltd	1,320,277
685,185	Mount Gibson Iron Ltd	794,919
846,402	Spark Infrastructure Group	1,310,734
784,782	St Barbara Ltd †	1,674,608
150,287	Super Retail Group Ltd	1,187,798

		24,742,268

Belgium — 1.0%
20,121	Barco NV	1,453,940
13,831	Kinepolis Group NV	1,291,248

		2,745,188

Canada — 11.2%
27,433	AltaGas Ltd	851,222
24,812	Atco Ltd/Canada, Class I	1,739,788
104,084	AuRico Gold Inc †	927,672
69,729	Calfrac Well Services Ltd	1,950,413
60,120	Canadian Apartment Properties REIT	1,356,761
28,590	Canadian Western Bank	836,389
113,710	Celestica Inc †	1,093,267
208,433	Copper Mountain Mining Corp †	879,746
37,268	Dollarama Inc	1,738,140
142,279	Dundee Precious Metals Inc †	1,298,049
55,181	Ensign Energy Services Inc	824,852
46,726	First Majestic Silver Corp †	777,635
213,269	Gran Tierra Energy Inc †	1,341,462
25,605	Home Capital Group Inc	1,292,251
87,224	Jean Coutu Group PJC Inc/The, Class A	1,233,002
72,567	Kirkland Lake Gold Inc †	1,049,091
154,097	Major Drilling Group International	2,556,825

1

117,100	Martinrea International Inc †	1,244,433
88,900	Pason Systems Inc	1,251,347
152,045	Surge Energy Inc †	1,506,045
14,348	SXC Health Solutions Corp †	1,077,988
426,715	Timmins Gold Corp †	958,285
96,677	TransForce Inc	1,628,326
31,942	Wajax Corp	1,559,552
134,612	Whitecap Resources Inc †	1,194,362

		32,166,903

Denmark — 1.3%
42,811	Christa Hansen Holding A/S	1,107,968
117,435	GN Store Nord A/S	1,253,384
8,147	Topdanmark A/S †	1,414,901

		3,776,253

Finland — 2.3%
36,878	Cargotec Oyj, B Shares	1,408,635
113,244	Huhtamaki OYJ	1,646,265
43,946	PKC Group OYJ	1,007,519
350,789	Sponda OYJ	1,445,648
56,015	Tieto OYJ	1,052,624

		6,560,691

France — 6.7%
22,444	Arkema SA	2,091,457
25,513	AtoS	1,471,484
23,876	CFAO SA	1,025,995
9,087	Eurofins Scientific	991,361
38,661	Ingenico	1,871,964
26,154	Klepierre	906,921
68,371	Medica SA	1,120,225
24,624	Publicis Groupe SA	1,357,484
42,120	Saft Groupe SA	1,365,063
20,966	Societe BIC SA	2,103,887
114,783	UBISOFT Entertainment †	847,025
32,569	Valeo SA	1,707,953
24,392	Zodiac Aerospace	2,539,742

		19,400,561

Germany — 6.6%
46,083	Aareal Bank AG †	930,825
23,104	Bilfinger Berger SE	2,170,216
47,809	Dialog Semiconductor PLC †	1,167,817
39,644	Duerr AG	2,523,637
90,364	Freenet AG	1,461,889
50,233	GEA Group AG (i)	1,732,510
27,778	Gerresheimer AG	1,215,158
22,836	Hannover Rueckversicherung AG	1,356,527

2

108,887	Infineon Technologies AG	1,113,276
18,846	Kabel Deutschland Holding AG †	1,163,997
25,335	Lanxess AG	2,094,260
22,424	Leoni AG	1,166,368
107,266	TAG Immobilien AG †	999,278

		19,095,758

Hong Kong — 1.4%
748,000	Daphne International Holdings Ltd	1,019,096
506,857	Great Eagle Holdings Ltd	1,432,675
3,776,000	Hutchison Telecommunications Hong Kong Holdings Ltd	1,604,626
532,453	Peace Mark Holdings Ltd †,(f),(g)	0

		4,056,397

Ireland — 0.3%
118,500	James Hardie Industries SE	942,706

Israel — 0.5%
56,516	Allot Communications Ltd †	1,313,997

Italy — 3.3%
115,505	Banca Generali SpA	1,549,733
243,468	Credito Emiliano SpA	1,152,732
106,630	De’Longhi SpA	1,318,309
48,055	Lottomatica SpA †	912,655
110,602	MARR SpA	1,247,933
188,665	Pirelli & C SpA	2,244,472
155,975	Recordati SpA	1,185,736

		9,611,570

Japan — 16.8%
1,292	Accordia Golf Co Ltd	980,278
85,800	Asahi Holdings Inc	1,852,418
46,200	Capcom Co Ltd	1,055,506
54,000	Century Tokyo Leasing Corp	1,090,178
55,400	Chiyoda Co Ltd	1,111,079
127	Daiwahouse Residential Investment Corp	834,699
111	Frontier Real Estate Investment Corp	909,242
136,000	Hitachi Kokusai Electric Inc	1,247,118
113,000	Japan Aviation Electronics Industry Ltd	978,869
42,916	Kadokawa Group Holdings Inc	1,365,721
135,000	Kagoshima Bank Ltd/The	861,182
75,100	Kintetsu World Express Inc	2,616,750
130,000	Makino Milling Machine Co Ltd	1,113,568
96,000	NET One Systems Co Ltd	1,170,279
117,100	Nichii Gakkan Co	1,567,558
208,000	Nichirei Corp	975,039
61,000	Nihon Kohden Corp	1,633,152
83,000	Nippon Shokubai Co Ltd	961,665
80,500	Noritz Corp	1,526,942

3

224,400	Pioneer Corp †	1,146,807
215,000	Rengo Co Ltd	1,488,402
28,200	Ryohin Keikaku Co Ltd	1,458,209
131,000	San-In Godo Bank Ltd/The	1,036,668
171,000	Shiga Bank Ltd/The	1,022,653
86,300	Ship Healthcare Holdings Inc	1,768,331
150,300	Sumitomo Forestry Co Ltd	1,367,354
34,290	Sumitomo Real Estate Sales Co Ltd	1,603,266
426,000	Taiheiyo Cement Corp	947,010
81,000	Taikisha Ltd	1,661,689
36,100	Tokyo Ohka Kogyo Co Ltd	818,650
73,100	Tokyo Seimitsu Co Ltd	1,516,403
96,100	Toridoll.corp	1,155,243
126,000	Toshiba Plant Systems & Services Corp	1,449,221
168,000	Tsubakimoto Chain Co	1,037,187
32,600	Tsuruha Holdings Inc	1,920,080
257,000	Yokohama Rubber Co Ltd/The	1,850,574
113,000	Zeon Corp	1,047,131

		48,146,121

Luxembourg — 0.3%
8,923	Millicom International Cellular SA, SDR	1,011,556

Netherlands — 1.7%
98,064	Aalberts Industries NV	2,027,213
20,817	Eurocommercial Properties NV	788,765
26,544	Imtech NV	848,579
56,372	SBM Offshore NV	1,152,184

		4,816,741

Norway — 1.4%
249,089	Atea ASA (i)	3,007,133
360,587	Electromagnetic GeoServices AS †	1,063,762

		4,070,895

Singapore — 1.7%
1,017,000	First Resources Ltd	1,545,261
1,759,000	Mapletree Commercial Trust	1,224,394
448,280	Miclyn Express Offshore Ltd	1,040,146
4,681,000	Yongnam Holdings Ltd	949,568

		4,759,369

South Korea — 3.4%
85,080	BS Financial Group Inc	998,688
53,620	Handsome Co Ltd	1,575,876
28,440	Hotel Shilla Co Ltd	1,211,094
37,470	LG International Corp	1,699,800
48,420	LIG Insurance Co Ltd †	1,115,363
18,514	SFA Engineering Corp	874,188
41,352	Silicon Works Co Ltd	1,239,045

4

34,651	Soulbrain Co Ltd	1,097,896

		9,811,950

Spain — 1.9%
33,807	Bolsas y Mercados Espanoles SA	866,599
146,644	Jazztel PLC †	951,492
33,332	Red Electrica Corp SA	1,631,050
43,572	Viscofan SA	1,949,656

		5,398,797

Sweden — 1.6%
79,704	Boliden AB	1,251,738
180,909	Fastighets AB Balder, B Shares †	888,712
224,900	Trelleborg AB, B Shares	2,349,011

		4,489,461

Switzerland — 6.1%
7,698	Acino Holding AG †	915,880
28,908	Aryzta AG †	1,428,267
23,500	Austriamicrosystems AG	1,673,923
2,675	Banque Cantonale Vaudoise	1,417,214
781	Barry Callebaut AG †	782,557
7,650	Bucher Industries AG	1,621,186
14,337	Dufry AG †	1,874,118
6,280	Flughafen Zuerich AG	2,431,439
2,812	Helvetia Holding AG	1,042,779
13,346	Schindler Holding AG	1,605,601
602	Sika AG	1,303,100
12,625	Swiss Life Holding AG †	1,502,077

		17,598,141

United Kingdom — 18.6%
721,636	Aberdeen Asset Management PLC	2,966,442
466,301	Aegis Group PLC	1,378,329
319,211	Ashtead Group PLC	1,319,334
134,630	Babcock International Group PLC	1,715,190
294,350	Balfour Beatty PLC	1,344,171
140,193	Berendsen PLC	1,170,527
902,962	Booker Group PLC	1,217,535
25,755	Croda International PLC	867,570
233,238	easyJet PLC	1,812,347
249,478	Fenner PLC	1,729,840
606,368	GKN PLC	1,998,935
1,141,293	Howden Joinery Group PLC †	2,265,445
59,625	IMI PLC	927,476
323,484	Inchcape PLC	1,946,508
898,590	ITV PLC	1,269,851
249,592	Jupiter Fund Management PLC	993,665
248,465	Lamprell PLC	1,361,958

5

155,842	Lancashire Holdings Ltd	1,956,765
122,589	London Stock Exchange Group PLC	2,027,480
119,640	Mondi PLC	1,128,092
508,030	Paragon Group of Cos PLC	1,543,117
79,301	Pennon Group PLC	902,481
192,136	Persimmon PLC	1,966,859
199,933	Rexam PLC	1,369,034
160,919	RPC Group PLC	947,196
286,005	Savills PLC	1,726,931
615,755	Senior PLC	1,968,817
203,451	Soco International PLC †	963,243
50,953	Spectris PLC	1,469,434
526,347	Spirent Communications PLC	1,351,237
255,487	Stagecoach Group PLC	1,043,288
116,211	Synergy Health PLC	1,578,118
372,119	TalkTalk Telecom Group PLC	812,454
101,421	Telecity Group PLC †	1,195,583
98,719	Vitec Group PLC/The	1,063,464
36,871	Weir Group PLC/The	1,040,323
35,846	Whitbread PLC	1,057,270

		53,396,309

TOTAL COMMON STOCKS
(Cost $233,359,920)		277,911,632

PREFERRED STOCKS — 1.8%
Germany — 1.8%
13,413	Draegerwerk AG & Co KGaA	1,502,669
21,479	Hugo Boss AG	2,475,633
44,207	ProSiebenSat.1 Media AG	1,136,137

TOTAL PREFERRED STOCKS
(Cost $2,203,076)		5,114,439

RIGHT — 0.0% #
(Cost $0)
126,983	Beach Energy Ltd, expires 4/20/12, (exercise price AUD 1.40) †,(e),(h)	1,151

INVESTMENT COMPANY — 0.2%
(Cost $578,402)
578,402	State Street Institutional Government Money Fund	578,402

TOTAL INVESTMENTS
(Cost $236,141,398) (k)	98.7%	283,605,624
OTHER ASSETS AND LIABILITIES (Net)	1.3	3,685,101

NET ASSETS	100.0%	$287,290,725

†	Non-income producing security.

6

#	Amount represents less than 0.05% of net assets.

(a)	Country classifications are based on the country classifications assigned by the Fund’s benchmark.

(b)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, significant event fair value factors, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

Valuation Inputs	Investments in Securities (1)		Other Financial Instruments (2)
Level 1 — Quoted Prices	$283,604,473		$(22,185)
Level 2 — Other Significant Observable Inputs	1,151		—
Level 3 — Significant Unobservable Inputs	—	(3)	—

Total	$283,605,624		$(22,185)

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period.

7

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Common Stock- Hong Kong
Balance as of 6/30/2011	$—	(3)
Transfers into Level 3	—
Transfers out of Level 3	—
Gross purchases	—
Gross sales	—
Accrued discounts	—
Accrued premiums	—
Realized gains	—
Realized losses	—
Change in unrealized appreciation/(depreciation)	—

Balance as of 3/31/2012	$—	(3)

Net change in unrealized appreciation/(depreciation) from investments still held at the end of the period	$—

(1)	Securities that were fair valued due to a significant event with a total value of $265,453,721 on June 30, 2011 were transferred from Level 2 to Level 1 during the period ended March 31, 2012.

(2)	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

(3)	Level 3 valuation inputs were used to value certain securities held by the Fund at $0.

(d)	Unless otherwise indicated, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (c) above).

(e)	Security value was determined based on Level 2 inputs established by ASC Topic 820 (see note (c) above).

(f)	Security value was determined based on Level 3 inputs established by ASC Topic 820 (see note (c) above).

(g)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also

8

may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(h)	Securities valued at fair value as of March 31, 2012, in accordance with guidelines approved by the Board of Trustees (see note (g) above). At March 31, 2012, fair valued securities represent $1,151, less than 0.05% of net assets.

(i)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts.

(j)	Subsequent Event: On May 15, 2012, the Board of Trustees of Munder Series Trust approved a contractual investment advisory fee waiver between the Fund and Munder Capital Management to become effective June 1, 2012. Pursuant to the contractual fee waiver, the Fund will pay Munder Capital Management for its advisory services a fee, computed and payable daily, at an annual rate of 0.90% on all assets through at least May 31, 2013.

(k)	At March 31, 2012, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $52,855,619, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $5,391,393 and net appreciation for financial reporting purposes was $47,464,226. At March 31, 2012, aggregate cost for financial reporting purposes was $236,141,398.

ABBREVIATION:
REIT	—	Real Estate Investment Trust
SDR	—	Swedish Depository Receipt

DERIVATIVES:

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of March 31, 2012 was as follows:

			Liability Derivatives
	Contracts	Notional Value of Contracts	Market Value of Contracts	Balance Sheet Location	Fair Value
MSCI EAFE Emini Index Futures, June 2012	20	$1,563,785	$1,541,600	Net Assets- Unrealized Depreciation	$(22,185	)*

*	Includes cumulative appreciation/(depreciation) of futures contracts.

Futures Contracts: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly. A futures contract represents a

9

commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margins are generally settled on a daily basis. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

INDUSTRY DIVERSIFICATION:

At March 31, 2012, industry diversification of the Fund was as follows:

	% of Net Assets	Value
COMMON STOCKS:
Machinery	7.7%	$22,011,001
Metals & Mining	5.3	15,341,262
Chemicals	4.4	12,611,298
Construction & Engineering	4.1	11,852,538
Auto Components	3.6	10,212,736
Energy Equipment & Services	3.0	8,644,662
Insurance	2.9	8,388,413
Real Estate Management & Development	2.8	8,096,511
Food Products	2.8	8,069,201
Media	2.7	7,826,630
Electronic Equipment & Instruments	2.7	7,741,662
Real Estate Investment Trusts (REITs)	2.6	7,434,453
Oil, Gas & Consumable Fuels	2.6	7,403,189
Commercial Banks	2.6	7,325,526
Hotels, Restaurants & Leisure	2.5	7,281,473
Semiconductors & Semiconductor Equipment	2.3	6,710,464
Information Technology Services	2.3	6,701,520
Specialty Retail	2.3	6,438,439
Health Care Providers & Services	2.1	6,034,232
Household Durables	2.0	5,799,329
Food & Staples Retailing	2.0	5,618,551
Capital Markets	1.9	5,509,840
Containers & Packaging	1.9	5,450,896
Diversified Financial Services	1.8	5,112,738
Commercial Services & Supplies	1.7	4,989,603
Trading Companies & Distributors	1.6	4,578,686
Diversified Telecommunication Services	1.5	4,144,534
Thrifts & Mortgage Finance	1.3	3,766,193
Software	1.1	3,216,528
Multiline Retail	1.1	3,196,349
Distributors	1.0	2,972,502

10

Electric Utilities	1.0		2,941,784
Health Care Equipment & Supplies	1.0		2,886,536
Road & Rail	0.9		2,671,614
Air Freight & Logistics	0.9		2,616,750
Communications Equipment	0.9		2,598,356
Textiles, Apparel & Luxury Goods	0.9		2,594,972
Aerospace & Defense	0.9		2,539,742
Wireless Telecommunication Services	0.9		2,473,444
Transportation Infrastructure	0.9		2,431,439
Electrical Equipment	0.8		2,372,582
Life Sciences Tools & Services	0.8		2,206,519
Pharmaceuticals	0.7		2,101,616
Internet Software & Services	0.7		2,065,735
Construction Materials	0.7		1,889,716
Airlines	0.6		1,812,347
Multi-Utilities	0.6		1,739,788
Building Products	0.5		1,526,942
Professional Services	0.5		1,405,130
Gas Utilities	0.4		1,206,269
Consumer Finance	0.4		1,177,366
Paper & Forest Products	0.4		1,128,093
Health Care Technology	0.4		1,077,988
Leisure Equipment & Products	0.4		1,063,464
Water Utilities	0.3		902,481

TOTAL COMMON STOCKS	96.7		277,911,632
PREFERRED STOCKS:
Textiles, Apparel & Luxury Goods	0.9		2,475,633
Health Care Equipment & Supplies	0.5		1,502,669
Media	0.4		1,136,137

TOTAL PREFERRED STOCKS	1.8		5,114,439
INVESTMENT COMPANY	0.2		578,402
RIGHT	0.0	#	1,151

TOTAL INVESTMENTS	98.7		283,605,624
OTHER ASSETS AND LIABILITIES (Net)	1.3		3,685,101

NET ASSETS	100.0%		$287,290,725

#	Amount represents less than 0.05% of net assets.

11

Munder Large-Cap Value Fund

Portfolio of Investments, March 31, 2012 (Unaudited)(a)

Shares		Value(b),(c),(d)

COMMON STOCKS — 99.4%
Consumer Discretionary — 7.4%
Auto Components — 1.0%
14,755	Dana Holding Corp	$228,703

Automobiles — 0.9%
17,290	Ford Motor Co	215,952

Hotels, Restaurants & Leisure — 1.7%
4,485	Carnival Corp	143,879
10,910	Intercontinental Hotels Group PLC, ADR	253,330

		397,209

Media — 2.0%
4,650	Meredith Corp	150,939
3,765	Time Warner Cable Inc	306,847

		457,786

Textiles, Apparel & Luxury Goods — 1.8%
2,845	VF Corp	415,313

Total Consumer Discretionary		1,714,963

Consumer Staples — 7.8%
Food & Staples Retailing — 2.7%
6,680	CVS Caremark Corp	299,264
5,410	Wal-Mart Stores Inc	331,092

		630,356

Food Products — 1.9%
11,340	Kraft Foods Inc, Class A	431,034

Household Products — 1.9%
1,810	Colgate-Palmolive Co	176,982
3,750	Kimberly-Clark Corp	277,087

		454,069

Tobacco — 1.3%
3,315	Philip Morris International Inc	293,742

Total Consumer Staples		1,809,201

Energy — 10.9%
Energy Equipment & Services — 0.9%
1,940	Cameron International Corp †	102,490
3,100	Halliburton Co	102,889

		205,379

1

Oil, Gas & Consumable Fuels — 10.0%

2,830	Apache Corp	284,245
6,935	Chevron Corp	743,709
5,625	ConocoPhillips	427,556
1,445	Continental Resources Inc/OK †	124,010
5,430	Marathon Oil Corp	172,131
4,420	Occidental Petroleum Corp	420,917
2,880	Total SA, ADR	147,226

		2,319,794

Total Energy		2,525,173

Financials — 25.8%
Capital Markets — 1.8%
2,105	Ameriprise Financial Inc	120,258
11,510	Invesco Ltd	306,972

		427,230

Commercial Banks — 6.2%
16,495	Fifth Third Bancorp	231,755
2,880	PNC Financial Services Group Inc	185,731
9,415	SunTrust Banks Inc	227,560
23,055	Wells Fargo & Co	787,098

		1,432,144

Consumer Finance — 2.4%
9,805	Capital One Financial Corp	546,531

Diversified Financial Services — 5.1%
15,972	Citigroup Inc	583,776
12,669	JPMorgan Chase & Co	582,521

		1,166,297

Insurance — 8.1%
5,971	ACE Ltd	437,077
9,955	Allstate Corp/The	327,719
4,270	Marsh & McLennan Cos Inc	140,013
4,310	PartnerRe Ltd	292,606
4,650	Reinsurance Group of America Inc	276,536
3,540	RenaissanceRe Holdings Ltd	268,084
3,985	Willis Group Holdings PLC	139,395

		1,881,430

Real Estate Investment Trusts (REITs) — 2.2%

13,810	American Capital Agency Corp	407,948
7,955	Capstead Mortgage Corp	104,290

		512,238

Total Financials		5,965,870

Health Care — 12.2%
Health Care Equipment & Supplies — 0.9%
3,530	Covidien PLC	193,020

2

Health Care Providers & Services — 3.8%

3,325	McKesson Corp	291,835
9,975	UnitedHealth Group Inc	587,927

		879,762

Pharmaceuticals — 7.5%
4,035	Abbott Laboratories	247,305
4,250	GlaxoSmithKline PLC, ADR	190,867
8,105	Johnson & Johnson	534,606
33,616	Pfizer Inc	761,739

		1,734,517

Total Health Care		2,807,299

Industrials — 9.2%
Aerospace & Defense — 1.2%
3,243	United Technologies Corp	268,974

Electrical Equipment — 2.9%
4,610	AMETEK Inc	223,631
3,355	Cooper Industries PLC	214,552
4,535	Emerson Electric Co	236,637

		674,820

Industrial Conglomerates — 1.6%
17,630	General Electric Co	353,834

Machinery — 3.5%
2,005	Deere & Co	162,204
6,490	Eaton Corp	323,397
4,260	Stanley Black & Decker Inc	327,850

		813,451

Total Industrials		2,111,079

Information Technology — 11.9%

Communications Equipment — 3.5%
17,665	Cisco Systems Inc	373,615
6,570	QUALCOMM Inc	446,891

		820,506

Computers & Peripherals — 3.5%
1,010	Apple Inc †	605,465
6,895	EMC Corp/Massachusetts †	206,023

		811,488

Internet Software & Services — 0.7%
255	Google Inc, Class A †	163,516

Semiconductors & Semiconductor Equipment — 2.0%
16,275	Intel Corp	457,490

3

Software — 2.2%

5,840	Microsoft Corp	188,340
10,710	Oracle Corp	312,304

		500,644

Total Information Technology		2,753,644

Materials — 2.7%
Chemicals — 2.3%
2,500	PPG Industries Inc	239,500
2,548	Praxair Inc	292,103

		531,603

Metals & Mining — 0.4%
2,260	Freeport-McMoRan Copper & Gold Inc	85,970

Total Materials		617,573

Telecommunication Services — 4.2%
Diversified Telecommunication Services — 4.2%
16,550	AT&T Inc	516,857
9,619	CenturyLink Inc	371,774
14,305	Portugal Telecom SGPS SA, ADR	77,390

Total Telecommunication Services		966,021

Utilities — 7.3%

Electric Utilities — 3.7%
8,427	Exelon Corp	330,423
5,065	FirstEnergy Corp	230,913
3,885	ITC Holdings Corp	298,912

		860,248

Gas Utilities — 0.5%
6,210	Questar Corp	119,605

Multi-Utilities — 3.1%
15,695	CMS Energy Corp	345,290
10,100	Wisconsin Energy Corp	355,318

		700,608

Total Utilities		1,680,461

TOTAL COMMON STOCKS
(Cost $16,754,614)		22,951,284

INVESTMENT COMPANY — 1.2%
(Cost $288,208)
288,208	State Street Institutional Government Money Fund	288,208

TOTAL INVESTMENTS
(Cost $17,042,822) (e)	100.6%	23,239,492
OTHER ASSETS AND LIABILITIES (Net)	(0.6)	(144,546)

NET ASSETS	100.0%	$23,094,946

4

†	Non-income producing security.
(a)	Subsequent Event: On May 15, 2012, the Board of Trustees of Munder Series Trust approved an Expense Limitation Agreement between the Fund and Munder Capital Management to become effective on June 1, 2012. Pursuant to the Expense Limitation Agreement, Munder Capital Management has agreed to waive fees or reimburse certain expenses of the Fund to the extent necessary to maintain the Fund’s total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) at 1.25%, 1.50%, 2.25%, 2.25%, 1.50% and 1.75% for Class Y, Class A, Class B, Class C, Class K and Class R Shares, respectively, through at least May 31, 2013. Pursuant to a separate written Agreement with the Fund (the “Repayment Agreement”), Munder Capital Management may seek repayment from the Fund for Fund expenses it reimbursed under the Expense Limitation Agreement.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$23,239,492
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$23,239,492

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period.

(c)	As of March 31, 2012, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(d)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market

5

quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(e)	At March 31, 2012, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $6,294,587, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $97,917 and net appreciation for financial reporting purposes was $6,196,670. At March 31, 2012, aggregate cost for financial reporting purposes was $17,042,822.

ABBREVIATION:

ADR — American Depositary Receipt

At March 31, 2012, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of Net Assets	Value
COMMON STOCKS:
United States	90.7%	$20,952,289
United Kingdom	2.5	583,592
Bermuda	2.4	560,690
Switzerland	1.9	437,077
Ireland	0.9	193,020
France	0.7	147,226
Portugal	0.3	77,390

TOTAL COMMON STOCKS	99.4	22,951,284
INVESTMENT COMPANY	1.2	288,208

TOTAL INVESTMENTS	100.6	23,239,492
OTHER ASSETS AND LIABILITIES (Net)	(0.6)	(144,546)

NET ASSETS	100.0%	$23,094,946

6

Munder Micro-Cap Equity Fund

Portfolio of Investments, March 31, 2012 (Unaudited)

Shares		Value(a),(b),(c)

COMMON STOCKS — 96.3%
Consumer Discretionary — 14.3%
Hotels, Restaurants & Leisure — 4.1%
20,175	Bravo Brio Restaurant Group Inc †	$402,693
100,781	Isle of Capri Casinos Inc †	711,514
48,007	Marcus Corp	602,488
27,819	Red Robin Gourmet Burgers Inc †	1,034,588
60,425	Ruby Tuesday Inc †	551,680

		3,302,963

Household Durables — 2.3%
22,948	Ethan Allen Interiors Inc	581,043
63,043	M/I Homes Inc †	779,212
41,599	Zagg Inc †	442,197

		1,802,452

Leisure Equipment & Products — 1.6%
12,722	Arctic Cat Inc †	544,883
90,416	Leapfrog Enterprises Inc †	755,878

		1,300,761

Media — 0.8%
164,655	LIN TV Corp, Class A †	666,853

Specialty Retail — 4.7%
19,212	America’s Car-Mart Inc †	844,944
106,211	Charming Shoppes Inc †	626,645
57,694	Cost Plus Inc †	1,032,722
21,925	Lithia Motors Inc, Class A	574,435
19,826	Shoe Carnival Inc †	638,794

		3,717,540

Textiles, Apparel & Luxury Goods — 0.8%
33,904	Perry Ellis International Inc †	632,988

Total Consumer Discretionary		11,423,557

Consumer Staples — 0.9%
Food Products — 0.9%
138,242	Inventure Foods Inc †	685,680

Energy — 4.9%
Energy Equipment & Services — 2.9%
40,680	Mitcham Industries Inc †	913,673
70,716	Newpark Resources Inc †	579,164
8,073	OYO Geospace Corp †	850,329

		2,343,166

1

Oil, Gas & Consumable Fuels — 2.0%

22,408	Petroleum Development Corp †	831,113
110,103	Triangle Petroleum Corp †	759,711

		1,590,824

Total Energy		3,933,990

Financials — 24.0%
Capital Markets — 3.7%
40,746	Artio Global Investors Inc	194,358
45,371	Calamos Asset Management Inc, Class A	594,814
173,090	Cowen Group Inc, Class A †	469,074
112,838	JMP Group Inc	832,745
50,597	Safeguard Scientifics Inc †	870,268

		2,961,259

Commercial Banks — 9.3%
114,657	1st United Bancorp Inc/Boca Raton †	693,675
71,398	Bancorp Inc/DE †	716,836
15,178	Bank of Marin Bancorp	576,916
43,827	Cardinal Financial Corp	495,245
52,993	Central Pacific Financial Corp †	686,259
40,023	Financial Institutions Inc	647,172
126,699	First Commonwealth Financial Corp	775,398
42,223	Renasant Corp	687,390
18,174	SCBT Financial Corp	594,472
490,269	Seacoast Banking Corp of Florida †	862,874
67,151	Sterling Bancorp/NY	643,978

		7,380,215

Insurance — 1.3%
42,074	AMERISAFE Inc †	1,040,911

Real Estate Investment Trusts (REITs) — 5.9%
20,115	Agree Realty Corp	454,197
29,488	Associated Estates Realty Corp	481,834
41,722	Education Realty Trust Inc	452,267
69,899	Hersha Hospitality Trust	381,649
64,303	Monmouth Real Estate Investment Corp, Class A	626,311
151,262	NorthStar Realty Finance Corp	818,327
26,560	Pennsylvania Real Estate Investment Trust	405,571
102,385	RAIT Financial Trust	508,853
36,712	Sabra Health Care REIT Inc	603,545

		4,732,554

Real Estate Management & Development — 0.9%
55,076	Kennedy-Wilson Holdings Inc	743,526

Thrifts & Mortgage Finance — 2.9%
41,350	First Pactrust Bancorp Inc	492,892
42,935	OceanFirst Financial Corp	611,394
47,098	Rockville Financial Inc	548,692
16,704	WSFS Financial Corp	684,864

		2,337,842

Total Financials		19,196,307

2

Health Care — 16.1%

Biotechnology — 4.0%
51,989	Achillion Pharmaceuticals Inc †	498,055
256,060	Astex Pharmaceuticals †	476,272
21,617	Idenix Pharmaceuticals Inc †	211,630
91,170	Rigel Pharmaceuticals Inc †	733,918
35,441	Spectrum Pharmaceuticals Inc †	447,620
76,591	Vanda Pharmaceuticals Inc †	366,871
144,416	Vical Inc †	491,014

		3,225,380

Health Care Equipment & Supplies — 3.8%
21,602	ICU Medical Inc †	1,061,954
20,096	Kensey Nash Corp	588,009
63,944	SurModics Inc †	982,819
62,122	Symmetry Medical Inc †	439,203

		3,071,985

Health Care Providers & Services — 5.4%
11,990	Air Methods Corp †	1,046,128
72,116	Integramed America Inc †	872,964
33,383	Kindred Healthcare Inc †	288,429
39,700	LCA-Vision Inc †	249,316
4,708	MWI Veterinary Supply Inc †	414,304
66,455	Sun Healthcare Group Inc †	454,552
42,697	US Physical Therapy Inc	984,166

		4,309,859

Health Care Technology — 0.5%
17,529	HealthStream Inc †	406,498

Life Sciences Tools & Services — 1.8%
107,763	Affymetrix Inc †	460,148
55,714	Medtox Scientific Inc †	939,338

		1,399,486

Pharmaceuticals — 0.6%
127,612	Pain Therapeutics Inc †	458,127

Total Health Care		12,871,335

Industrials — 17.3%
Aerospace & Defense — 1.6%
106,275	Kratos Defense & Security Solutions Inc †	567,508
40,583	LMI Aerospace Inc †	738,611

		1,306,119

Air Freight & Logistics — 0.6%
23,289	Park-Ohio Holdings Corp †	466,944

Commercial Services & Supplies — 1.8%
44,253	AT Cross Co, Class A †	532,806
10,112	Consolidated Graphics Inc †	457,568
22,273	Standard Parking Corp †	456,597

		1,446,971

Construction & Engineering — 1.0%
43,150	MYR Group Inc †	770,659

3

Electrical Equipment — 0.7%

10,405	AZZ Inc	537,314

Industrial Conglomerates — 0.8%
16,108	Standex International Corp	663,489

Machinery — 6.1%
34,276	Altra Holdings Inc †	658,099
42,851	Commercial Vehicle Group Inc †	523,211
40,827	Douglas Dynamics Inc	561,371
37,535	Greenbrier Cos Inc †	742,818
30,692	John Bean Technologies Corp	497,210
87,349	Manitex International Inc †	640,268
27,490	Trimas Corp †	615,501
65,770	Wabash National Corp †	680,720

		4,919,198

Professional Services — 2.6%
28,469	Barrett Business Services Inc	564,540
11,788	Exponent Inc †	571,954
54,140	GP Strategies Corp †	947,450

		2,083,944

Road & Rail — 2.1%
20,720	Marten Transport Ltd	457,290
32,531	Quality Distribution Inc †	448,277
44,979	Saia Inc †	765,093

		1,670,660

Total Industrials		13,865,298

Information Technology — 14.6%
Communications Equipment — 0.4%
30,988	Digi International Inc †	340,558

Computers & Peripherals — 1.2%
65,024	Datalink Corp †	619,029
47,195	OCZ Technology Group Inc †	329,421

		948,450

Electronic Equipment & Instruments — 2.3%
50,633	Mercury Computer Systems Inc †	670,887
80,266	RadiSys Corp †	593,969
54,233	TTM Technologies Inc †	623,137

		1,887,993

Information Technology Services — 0.5%
63,612	PRGX Global Inc †	400,119

Internet Software & Services — 2.6%
38,412	Keynote Systems Inc	759,021
16,022	Liquidity Services Inc †	717,786
49,335	Responsys Inc †	590,540

		2,067,347

4

Semiconductors & Semiconductor Equipment — 5.8%

149,000	Anadigics Inc †	353,130
68,753	Kulicke & Soffa Industries Inc †	854,600
79,160	O2Micro International Ltd, ADR †	444,087
79,077	Pericom Semiconductor Corp †	639,733
122,669	Photronics Inc †	815,749
28,364	Standard Microsystems Corp †	733,777
104,038	Ultra Clean Holdings †	784,446

		4,625,522

Software — 1.8%
117,307	Actuate Corp †	736,688
45,950	Monotype Imaging Holdings Inc †	684,655

		1,421,343

Total Information Technology		11,691,332

Materials — 4.2%
Chemicals — 3.2%
34,833	KMG Chemicals Inc	628,735
17,498	Koppers Holdings Inc	674,723
15,538	Quaker Chemical Corp	612,974
14,494	TPC Group Inc †	640,780

		2,557,212

Paper & Forest Products — 1.0%
49,246	PH Glatfelter Co	777,102

Total Materials		3,334,314

TOTAL COMMON STOCKS
(Cost $62,443,031)		77,001,813

INVESTMENT COMPANIES — 4.1%
Financials — 2.4%
Capital Markets — 2.4%
39,347	Golub Capital BDC Inc	600,828
47,523	Hercules Technology Growth Capital Inc	526,555
15,211	Main Street Capital Corp	374,647
40,000	TICC Capital Corp	389,600

Total Financials		1,891,630

Multi-Sector — 1.7%
Multi-Industry — 1.7%
1,405,818	State Street Institutional Government Money Fund	1,405,818

TOTAL INVESTMENT COMPANIES
(Cost $2,985,700)		$3,297,448

TOTAL INVESTMENTS
(Cost $65,428,731)(d)	100.4%	80,299,261

OTHER ASSETS AND LIABILITIES (Net)	(0.4)	(348,599)

NET ASSETS	100.0%	$79,950,662

†	Non-income producing security.

5

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$80,299,261
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$80,299,261

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period.

(b)	As of March 31, 2012, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges, if any, also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

6

(d)	At March 31, 2012, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $18,197,348, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $3,326,818 and net appreciation for financial reporting purposes was $14,870,530. At March 31, 2012, aggregate cost for financial reporting purposes was $65,428,731.

ABBREVIATION:

ADR — American Depositary Receipt

7

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, March 31, 2012 (Unaudited)

Shares		Value(a),(b),(c)

COMMON STOCKS — 98.7%
Consumer Discretionary — 16.2%
Auto Components — 1.4%
733,500	BorgWarner Inc †	$61,863,390

Distributors — 1.8%
2,693,600	LKQ Corp †	83,959,512

Hotels, Restaurants & Leisure — 1.6%
1,827,500	Marriott International Inc/DE, Class A	69,170,875
179,770	Marriott Vacations Worldwide Corp †	5,125,243

		74,296,118

Household Durables — 1.5%
1,114,625	Tupperware Brands Corp	70,778,687

Media — 4.2%
3,334,900	Cinemark Holdings Inc	73,201,055
410,624	Discovery Communications Inc, Class A †	20,777,574
1,115,711	Liberty Media Corp – Liberty Capital, Class A †	98,349,925

		192,328,554

Multiline Retail — 1.5%
1,050,800	Family Dollar Stores Inc	66,494,624

Specialty Retail — 2.8%
1,309,100	Ltd Brands Inc	62,836,800
2,661,400	Sally Beauty Holdings Inc †	66,002,720

		128,839,520

Textiles, Apparel & Luxury Goods — 1.4%
477,300	Fossil Inc †	62,994,054

Total Consumer Discretionary		741,554,459

Consumer Staples — 6.4%
Beverages — 1.4%
1,040,100	Monster Beverage Corp †	64,579,809

Food Products — 1.7%
777,300	Green Mountain Coffee Roasters Inc †	36,408,732
646,500	TreeHouse Foods Inc †	38,466,750

		74,875,482

Household Products — 1.4%
1,320,150	Church & Dwight Co Inc	64,938,178

Personal Products — 1.9%
1,260,000	Herbalife Ltd	86,713,200

Total Consumer Staples		291,106,669

1

Energy — 6.7%

Energy Equipment & Services — 3.4%
1,003,300	Atwood Oceanics Inc †	45,038,137
424,450	Core Laboratories NV	55,844,886
735,500	Oil States International Inc †	57,413,130

		158,296,153

Oil, Gas & Consumable Fuels — 3.3%
2,522,700	Denbury Resources Inc †	45,988,821
1,908,800	Northern Oil and Gas Inc †	39,588,512
1,237,000	Peabody Energy Corp	35,823,520
918,885	Southwestern Energy Co †	28,117,881

		149,518,734

Total Energy		307,814,887

Financials — 18.0%
Capital Markets — 3.6%
771,900	Affiliated Managers Group Inc †	86,306,139
3,019,100	Invesco Ltd	80,519,397

		166,825,536

Commercial Banks — 3.4%
4,266,000	Fifth Third Bancorp	59,937,300
3,876,600	First Niagara Financial Group Inc	38,145,744
905,575	Signature Bank/New York NY †	57,087,448

		155,170,492

Consumer Finance — 1.2%
1,619,500	Ezcorp Inc, Class A †	52,560,872

Diversified Financial Services — 1.2%
1,518,100	MSCI Inc, Class A †	55,881,261

Insurance — 4.1%
2,671,000	Lincoln National Corp	70,407,560
1,075,600	Reinsurance Group of America Inc	63,965,932
678,400	RenaissanceRe Holdings Ltd	51,375,232

		185,748,724

Real Estate Investment Trusts (REITs) — 4.5%
770,025	Digital Realty Trust Inc	56,958,749
285,450	Essex Property Trust Inc	43,248,530
1,861,900	Macerich Co/The	107,524,725

		207,732,004

Total Financials		823,918,889

Health Care — 12.1%
Biotechnology — 1.1%
1,411,225	BioMarin Pharmaceutical Inc †	48,334,456

Health Care Equipment & Supplies — 4.9%
671,700	Cooper Cos Inc/The	54,884,607
1,497,200	DENTSPLY International Inc	60,082,636
94,800	Intuitive Surgical Inc †	51,357,900

2

1,139,200	Sirona Dental Systems Inc †	58,714,368

		225,039,511

Health Care Providers & Services — 3.8%
832,500	Catalyst Health Solutions Inc †	53,055,225
706,650	DaVita Inc †	63,718,631
6,300,800	Health Management Associates Inc, Class A †	42,341,376
802,300	HealthSouth Corp †	16,431,104

		175,546,336

Health Care Technology — 1.1%
625,900	Cerner Corp †	47,668,544

Life Sciences Tools & Services — 1.2%
303,000	Mettler-Toledo International Inc †	55,979,250

Total Health Care		552,568,097

Industrials — 12.2%
Aerospace & Defense — 0.8%
220,200	Precision Castparts Corp	38,072,580

Air Freight & Logistics — 0.7%
722,700	Expeditors International of Washington Inc	33,612,777

Commercial Services & Supplies — 2.1%
1,521,200	Iron Mountain Inc	43,810,560
629,075	Stericycle Inc †	52,615,833

		96,426,393

Machinery — 5.6%
820,400	AGCO Corp †	38,731,084
603,502	Joy Global Inc	44,357,397
878,200	Stanley Black & Decker Inc	67,586,272
2,006,200	Terex Corp †	45,139,500
1,016,900	WABCO Holdings Inc †	61,502,112

		257,316,365

Professional Services — 1.2%
569,450	IHS Inc, Class A †	53,328,993

Road & Rail — 1.8%
1,116,025	Kansas City Southern †	80,007,832

Total Industrials		558,764,940

Information Technology — 13.9%
Information Technology Services — 4.4%
1,112,010	Cognizant Technology Solutions Corp, Class A †	85,569,170
664,875	Fiserv Inc †	46,135,676
1,014,200	Teradata Corp †	69,117,730

		200,822,576

Office Electronics — 1.0%
5,535,900	Xerox Corp	44,730,072

Semiconductors & Semiconductor Equipment — 3.0%
1,478,100	Microchip Technology Inc	54,985,320
3,047,700	Skyworks Solutions Inc †	84,268,905

		139,254,225

3

Software — 5.5%

880,075	Check Point Software Technologies Ltd †	56,183,988
1,212,000	MICROS Systems Inc †	67,011,480
1,183,000	Red Hat Inc †	70,849,870
1,242,525	Solera Holdings Inc	57,019,472

		251,064,810

Total Information Technology		635,871,683

Materials — 6.1%
Chemicals — 4.6%
911,325	Airgas Inc	81,080,585
1,161,300	Ecolab Inc	71,675,436
1,336,700	LyondellBasell Industries NV, Class A	58,346,955

		211,102,976

Containers & Packaging — 1.5%
1,896,350	Crown Holdings Inc †	69,842,571

Total Materials		280,945,547

Telecommunication Services — 1.6%
Wireless Telecommunication Services — 1.6%
1,451,800	SBA Communications Corp, Class A †	73,765,958

Utilities — 5.5%
Electric Utilities — 2.7%
821,100	ITC Holdings Corp	63,175,434
1,650,850	Northeast Utilities	61,279,552

		124,454,986

Multi-Utilities — 2.8%
3,359,400	NiSource Inc	81,801,390
1,264,612	NorthWestern Corp	44,843,142

		126,644,532

Total Utilities		251,099,518

TOTAL COMMON STOCKS
(Cost $3,240,508,340)		4,517,410,647

INVESTMENT COMPANIES — 0.8%
96,400	SPDR S&P MidCap 400 ETF Trust	17,416,588
21,792,710	State Street Institutional Government Money Market Fund	21,792,710

TOTAL INVESTMENT COMPANIES
(Cost $38,615,736)		39,209,298

TOTAL INVESTMENTS
(Cost $3,279,124,076) (d)	99.5%	4,556,619,945
OTHER ASSETS AND LIABILITIES (Net)	0.5	21,725,423

NET ASSETS	100.0%	$4,578,345,368

†	Non-income producing security.

4

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$4,556,619,945
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$4,556,619,945

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period.

(b)	As of March 31, 2012, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	At March 31, 2012, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,349,624,422, aggregate gross unrealized

5

depreciation for all securities for which there was an excess of financial reporting cost over value was $72,128,553 and net appreciation for financial reporting purposes was $1,277,495,869. At March 31, 2012, aggregate cost for financial reporting purposes was $3,279,124,076.

At March 31, 2012, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of Net Assets	Value
COMMON STOCKS:
United States	92.0%	$4,208,946,386
Netherlands	2.5	114,191,841
Cayman Islands	1.9	86,713,200
Israel	1.2	56,183,988
Bermuda	1.1	51,375,232

TOTAL COMMON STOCKS	98.7	4,517,410,647
INVESTMENT COMPANIES	0.8	39,209,298

TOTAL INVESTMENTS	99.5	4,556,619,945
OTHER ASSETS AND LIABILITIES (Net)	0.5	21,725,423

NET ASSETS	100.0%	$4,578,345,368

6

Munder Veracity Small-Cap Value Fund

Portfolio of Investments, March 31, 2012 (Unaudited)

Shares		Value(a),(b),(c)

COMMON STOCKS — 95.5%
Consumer Discretionary — 10.4%
Auto Components — 0.8%
160,783	Dana Holding Corp	$2,492,137

Diversified Consumer Services — 0.2%
15,918	Matthews International Corp, Class A	503,646

Hotels, Restaurants & Leisure — 2.5%
76,835	CEC Entertainment Inc	2,912,815
66,780	Gaylord Entertainment Co †	2,056,824
147,762	Isle of Capri Casinos Inc †	1,043,200
192,442	Ruby Tuesday Inc †	1,756,995

		7,769,834

Household Durables — 2.1%
98,623	Meritage Homes Corp †	2,668,738
188,621	Ryland Group Inc/The	3,636,613

		6,305,351

Media — 0.6%
253,554	Belo Corp, Class A	1,817,982

Specialty Retail — 3.5%
46,606	Asbury Automotive Group Inc †	1,258,362
51,585	Childrens Place Retail Stores Inc/The †	2,665,397
90,733	Collective Brands Inc †	1,783,811
31,279	Genesco Inc †	2,241,140
162,746	Stage Stores Inc	2,642,995

		10,591,705

Textiles, Apparel & Luxury Goods — 0.7%
37,550	Warnaco Group Inc/The †	2,192,920

Total Consumer Discretionary		31,673,575

Consumer Staples — 3.2%
Food & Staples Retailing — 1.6%
48,068	Casey’s General Stores Inc	2,665,851
56,736	Harris Teeter Supermarkets Inc	2,275,114

		4,940,965

Food Products — 1.6%
65,904	Hain Celestial Group Inc/The †	2,887,254
33,776	TreeHouse Foods Inc †	2,009,672

		4,896,926

Total Consumer Staples		9,837,891

1

Energy — 5.0%

Energy Equipment & Services — 1.8%
20,546	CARBO Ceramics Inc	2,166,576
94,662	Key Energy Services Inc †	1,462,528
207,547	Pioneer Drilling Co †	1,826,413

		5,455,517

Oil, Gas & Consumable Fuels — 3.2%
37,932	Berry Petroleum Co, Class A	1,787,735
84,989	Gulfport Energy Corp †	2,474,880
212,599	Kodiak Oil & Gas Corp †	2,117,486
47,875	Petroleum Development Corp †	1,775,684
62,185	Stone Energy Corp †	1,777,869

		9,933,654

Total Energy		15,389,171

Financials — 33.0%
Capital Markets — 2.0%
144,400	Investment Technology Group Inc †	1,727,024
92,100	KBW Inc	1,703,850
83,172	Waddell & Reed Financial Inc, Class A	2,695,605

		6,126,479

Commercial Banks — 14.5%
306,737	BancorpSouth Inc	4,131,747
111,200	Cardinal Financial Corp	1,256,560
210,572	Central Pacific Financial Corp †	2,726,907
183,173	First Financial Bancorp	3,168,893
274,744	First Horizon National Corp	2,851,843
92,620	FirstMerit Corp	1,561,573
217,299	Fulton Financial Corp	2,281,640
74,756	Glacier Bancorp Inc	1,116,855
42,725	Hancock Holding Co	1,517,165
87,348	MB Financial Inc	1,833,435
390,267	National Penn Bancshares Inc	3,453,863
105,761	PacWest Bancorp	2,569,992
29,705	Sterling Financial Corp/WA †	620,240
328,193	Susquehanna Bancshares Inc	3,242,547
1,144,044	Synovus Financial Corp	2,345,290
111,247	Trustmark Corp	2,778,950
292,941	Western Alliance Bancorp †	2,481,210
116,337	Wintrust Financial Corp	4,163,701

		44,102,411

Consumer Finance — 0.4%
21,069	World Acceptance Corp †	1,290,476

Insurance — 4.0%
115,214	Amtrust Financial Services Inc	3,096,952
69,430	Hanover Insurance Group Inc/The	2,854,962

2

33,198	ProAssurance Corp	2,925,076

44,995	RLI Corp	3,223,442

		12,100,432

Real Estate Investment Trusts (REITs) — 11.7%
104,445	Associated Estates Realty Corp	1,706,631
90,239	BioMed Realty Trust Inc	1,712,736
80,130	Colonial Properties Trust	1,741,225
262,863	CubeSmart	3,128,070
351,990	DiamondRock Hospitality Co	3,621,977
264,424	Education Realty Trust Inc	2,866,356
80,408	Highwoods Properties Inc	2,679,195
259,789	Inland Real Estate Corp	2,304,328
242,589	Lexington Realty Trust	2,180,875
62,790	LTC Properties Inc	2,009,280
220,300	Medical Properties Trust Inc	2,044,384
95,788	National Retail Properties Inc	2,604,476
389,745	NorthStar Realty Finance Corp	2,108,520
139,200	RAIT Financial Trust	691,824
263,785	Sunstone Hotel Investors Inc †	2,569,266
63,788	Washington Real Estate Investment Trust	1,894,504

		35,863,647

Thrifts & Mortgage Finance — 0.4%
281,500	Radian Group Inc	1,224,525

Total Financials		100,707,970

Health Care — 6.4%
Health Care Equipment & Supplies — 0.9%
46,576	ICU Medical Inc †	2,289,676
32,250	Invacare Corp	534,383

		2,824,059

Health Care Providers & Services — 3.8%
307,467	Health Management Associates Inc, Class A †	2,066,178
109,065	Healthsouth Corp †	2,233,651
96,732	Kindred Healthcare Inc †	835,764
45,311	LifePoint Hospitals Inc †	1,787,066
55,471	Magellan Health Services Inc †	2,707,540
26,707	WellCare Health Plans Inc †	1,919,699

		11,549,898

Pharmaceuticals — 1.7%
77,661	Impax Laboratories Inc †	1,908,907
82,715	Medicis Pharmaceutical Corp, Class A	3,109,257

		5,018,164

Total Health Care		19,392,121

3

Industrials — 15.3%

Aerospace & Defense — 3.0%
166,828	AAR Corp	3,044,611
63,632	Curtiss-Wright Corp	2,355,020
24,200	Esterline Technologies Corp †	1,729,332
86,874	Hexcel Corp †	2,085,845

		9,214,808

Commercial Services & Supplies — 1.2%
45,311	Consolidated Graphics Inc †	2,050,323
74,932	Deluxe Corp	1,754,907

		3,805,230

Construction & Engineering — 1.8%
131,473	Dycom Industries Inc †	3,071,209
83,057	EMCOR Group Inc	2,302,340

		5,373,549

Industrial Conglomerates — 0.5%
34,471	Standex International Corp	1,419,861

Machinery — 6.2%
153,594	Actuant Corp, Class A	4,452,690
17,400	Altra Holdings Inc †	334,080
84,848	Crane Co	4,115,128
130,637	Greenbrier Cos Inc †	2,585,306
87,246	Robbins & Myers Inc	4,541,155
279,683	Wabash National Corp †	2,894,719

		18,923,078

Road & Rail — 2.6%
25,675	Genesee & Wyoming Inc, Class A †	1,401,341
68,486	Old Dominion Freight Line Inc †	3,264,728
38,800	RailAmerica Inc †	832,648
104,645	Werner Enterprises Inc	2,601,475

		8,100,192

Total Industrials		46,836,718

Information Technology — 12.5%
Communications Equipment — 0.7%
197,447	Arris Group Inc †	2,231,151

Computers & Peripherals — 0.3%
106,100	OCZ Technology Group Inc †	740,578

Electronic Equipment & Instruments — 4.6%
167,948	Benchmark Electronics Inc †	2,769,463
84,901	Plexus Corp †	2,970,686
76,439	SYNNEX Corp †	2,915,384
223,615	TTM Technologies Inc †	2,569,336
240,940	Vishay Intertechnology Inc †	2,929,830

		14,154,699

4

Information Technology Services — 0.5%

115,582	Sapient Corp	1,438,996

Semiconductors & Semiconductor Equipment — 4.4%
221,394	Fairchild Semiconductor International Inc †	3,254,492
365,165	Integrated Device Technology Inc †	2,610,930
124,741	International Rectifier Corp †	2,877,775
213,301	Intersil Corp, Class A	2,388,971
322,617	Photronics Inc †	2,145,403

		13,277,571

Software — 2.0%
220,410	Mentor Graphics Corp †	3,275,292
105,690	Parametric Technology Corp †	2,952,979

		6,228,271

Total Information Technology		38,071,266

Materials — 4.5%
Chemicals — 2.3%
60,812	Innophos Holdings Inc	3,047,897
111,342	PolyOne Corp	1,603,325
46,493	Quaker Chemical Corp	1,834,149
9,644	TPC Group Inc †	426,361

		6,911,732

Metals & Mining — 2.2%
40,626	Carpenter Technology Corp	2,121,896
160,708	Noranda Aluminum Holding Corp	1,602,259
66,364	RTI International Metals Inc †	1,530,354
78,219	Worthington Industries Inc	1,500,240

		6,754,749

Total Materials		13,666,481

Utilities — 5.2%
Electric Utilities — 3.5%
64,210	El Paso Electric Co	2,086,183
75,704	IDACORP Inc	3,112,949
200,537	PNM Resources Inc	3,669,827
55,874	UIL Holdings Corp	1,942,180

		10,811,139

Gas Utilities — 0.9%
58,611	New Jersey Resources Corp	2,612,292

Multi-Utility — 0.8%
80,090	Vectren Corp	2,327,415

Total Utilities		15,750,846

TOTAL COMMON STOCKS
(Cost $240,168,199)		291,326,039

5

INVESTMENT COMPANY — 4.3%

(Cost $13,066,989)
Capital Markets — 4.3%
13,066,989	State Street Institutional Government Money Fund	13,066,989

TOTAL INVESTMENTS
(Cost $253,235,188) (d)	99.8%	304,393,028
OTHER ASSETS AND LIABILITIES (Net)	0.2	582,689

NET ASSETS	100.0%	$304,975,717

†	Non-income producing security.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$304,393,028
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$304,393,028

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period.

(b)	As of March 31, 2012, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale

6

price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges, if any, also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	At March 31, 2012, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $57,459,881, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $6,302,041 and net appreciation for financial reporting purposes was $51,157,840. At March 31, 2012, aggregate cost for financial reporting purposes was $253,235,188.

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Item 2.	Controls and Procedures.

(a)    Within 90 days of the filing date of this Form N-Q, James V. FitzGerald, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. FitzGerald and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST

By:	/s/ James V. FitzGerald
James V. FitzGerald
President and Principal Executive Officer

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James V. FitzGerald
James V. FitzGerald
President and Principal Executive Officer

Date: May 29, 2012

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date: May 29, 2012